                                                                      iShares(R)

       PROSPECTUS for

                               iSHARES MSCI SERIES



                      YOUR iSHARES INVESTMENTS AT A GLANCE
iShares, Inc.

iShares, Inc. consists of 24 separate investment portfolios called "Funds." Each Fund described herein seeks investment results similar to the performance of a single stock market or all of the stock markets in a geographic region compiled by Morgan Stanley Capital International Inc. ("MSCI"). Barclays Global Fund Advisors is the advisor to each Fund.

iShares, Inc. is a registered investment company. The shares of the iShares MSCI Funds, called "iShares(R)," are listed and traded on national securities exchanges (each, a "Listing Exchange"). Market prices for iShares may be different from their net asset value ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                       Prospectus Dated January 1, 2003
                          (as revised March 25, 2003)

Table of Contents


Details on Investing in iShares

Details on the Risks of Investing in iShares

Details on Each iShares Fund

Details on Management and Operations


             Overview..........................................  1
             Introduction......................................  1
             Investment Objective..............................  1

             Principal Investment Strategies...................  1
             Replication.......................................  2
             Representative Sampling...........................  2
             Correlation.......................................  2
             Industry Concentration Policy.....................  2

             Principal Risk Factors Common to All Funds........  4
             Market Risk.......................................  4
             Foreign Security Risk.............................  4
             Management Risk...................................  4
             Currency Risk.....................................  4
             Emerging Market Risk..............................  4
             Trading Risk......................................  4
             Asset Class Risk..................................  5
             Tracking Error Risk...............................  5
             Market Trading Risks..............................  5
             Passive Investments...............................  5
             Lack of Governmental Insurance or Guarantee.......  5
             Concentration.....................................  6
             Derivatives.......................................  6
             Non-Diversification Risk..........................  6

             Description of iShares MSCI Index Funds...........  7
             iShares MSCI Australia Fund.......................  8
             iShares MSCI Austria Fund......................... 11
             iShares MSCI Belgium Fund......................... 14
             iShares MSCI Brazil Fund.......................... 17
             iShares MSCI Canada Fund.......................... 20
             iShares MSCI Emerging Markets Fund................ 23
             iShares MSCI EMU Fund............................. 25
             iShares MSCI France Fund.......................... 28
             iShares MSCI Germany Fund......................... 31
             iShares MSCI Hong Kong Fund....................... 34
             iShares MSCI Italy Fund........................... 37
             iShares MSCI Japan Fund........................... 40
             iShares MSCI Malaysia Fund........................ 43
             iShares MSCI Mexico Fund.......................... 46
             iShares MSCI Netherlands Fund..................... 49
             iShares MSCI Pacific ex-Japan Fund................ 52
             iShares MSCI Singapore Fund....................... 54
             iShares MSCI South Africa Fund.................... 57
             iShares MSCI South Korea Fund..................... 59
             iShares MSCI Spain Fund........................... 62
             iShares MSCI Sweden Fund.......................... 65
             iShares MSCI Switzerland Fund..................... 68
             iShares MSCI Taiwan Fund.......................... 71
             iShares MSCI United Kingdom Fund.................. 74

             Management........................................ 77
             Investment Advisor................................ 77
             Administrator, Custodian and Transfer Agent....... 77

i|Shares


                                                                         page i

Details on Buying and Selling iShares



                  Shareholder Information.................  77
                  Buying and Selling iShares..............  78
                  Book Entry..............................  78
                  iShares Prices..........................  78
                  Determination of Net Asset Value........  79
                  Dividends and Distributions.............  79
                  Taxes...................................  79
                  Taxes on Distributions..................  79
                  Taxes When iShares are Sold.............  80
                  Creations and Redemptions...............  80
                  iShares Transaction Fees................  81
                  Possible Claim..........................  82

                  Distribution Arrangements...............  82

                  Financial Highlights....................  84

                  Index Provider.......................... 106

                  Disclaimers............................. 107

                  Supplemental Information................ 110
                  Premium/Discount Information (Unaudited) 110
                  Total Return Information................ 123


                                                                       i Shares


Page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about iShares, Inc. (the "Company") as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by the following Index
Provider:

   MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley Dean Witter & Co., a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a single stock market or all of the stock markets in a geographic region, as measured by the Fund's Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will be as fully invested as practicable in a pool of equity securities. Each Fund, except the iShares Emerging Markets Index Fund, will normally invest at least 95% of its assets in securities that are represented in its Underlying Index or in American Depositary Receipts ("ADRs") based on securities in its Underlying Index. Each Fund, except those listed below, will at all times invest at least 90% of its assets in such securities and ADRs. Each of the iShares MSCI Australia, Austria, Belgium, Brazil, Hong Kong, Italy, Mexico, Netherlands, Singapore, South Korea, Spain, Sweden, Switzerland and Taiwan Funds, in order to improve portfolio liquidity and give the investment advisor additional flexibility to comply with the requirements of the US Internal Revenue Code and other regulatory requirements and to manage future corporate actions and index changes in smaller markets,


i|Shares
will at all times invest at least 80% of its assets in such securities and ADRs, and at least half of the remaining 20% of its assets in such securities or in securities included in the relevant market, but not in its Underlying Index, or in ADRs based on such securities.

The iShares Emerging Markets Index Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") representing such securities. In order to improve portfolio liquidity and give the investment advisor additional flexibility to comply with the requirements of the U.S. Internal Revenue Code and other regulatory requirements and to manage future corporate action and index changes in smaller markets, the iShares Emerging Market Index Fund may invest up to 10% of its assets in stocks that are not included in its Underlying Index or in ADRs and GDRs representing such securities. The iShares Emerging Market Index Fund may invest up to 10% of its assets in iShares of other Funds that hold securities in its Underlying Index, futures contracts, options on futures contracts, options, and swaps related to its Underlying Index.

Each Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

Each of the iShares MSCI Mexico, Singapore and South Korea Index Funds has the following concentration policy: With respect to the two most heavily weighted industries or groups of industries in its Underlying Index, the Fund will invest in securities (consistent with its investment objective and other investment policies) so that the weighting of each such industry or group of industries in the Fund does not diverge by more than 10% from the respective weighting of such industry or group of industries in its Underlying Index. An exception to this policy is that if investment in the stock of a single issuer


                                                                      i  Shares
would account for more than 25% of the Fund, the Fund will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in its Underlying Index. Each Fund will evaluate these industry weightings at least weekly, and at the time of evaluation will adjust its portfolio composition to the extent necessary to maintain compliance with the above policy.

Each of the iShares MSCI Austria, Australia, Belgium, Brazil, Canada, EMU, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, Pacific ex-Japan, South Africa, Spain, Sweden, Switzerland, Taiwan and United Kingdom Index Funds will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries, provided that the Fund will comply with the diversification requirements applicable to regulated investment companies of the Internal Revenue Code, any underlying Treasury regulations or any successor provision.


i|Shares

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks may be associated with a Fund and, in such cases, are discussed under the description of the Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Foreign Security Risk

Each Fund invests entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

Management Risk

Because each Fund does not fully replicate its benchmark index and may hold non-index stocks, it is subject to management risk. This is the risk that the investment advisor's strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Currency Risk

Because each Fund's net asset value is determined on the basis of U.S. dollars, you may lose money if you invest in any Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Emerging Market Risk

Some foreign markets in which the Funds invest are considered to be emerging market countries. Investment in these countries subjects a Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market. The following Funds invest in emerging markets: the iShares MSCI Brazil, Emerging Markets, Malaysia, Mexico, South Africa, South Korea and Taiwan Funds.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions (as has occurred because of Malaysia's capital controls) may result in trading prices that differ significantly from their NAV. Also, there can be no assurance that an active trading market will exist for iShares of each Fund on the AMEX (or any other securities exchange on which iShares may trade).


                                                                      i  Shares

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of each Fund. Each Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

       Although the iShares are listed for trading on either the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE") or Chicago Board Options Exchange ("CBOE"), and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

       Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

       iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in their NAVs as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

       Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


i|Shares

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Non-Diversification Risk

Each Fund is classified as "non-diversified." This means that each Fund may invest most of its assets in securities issued by a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.


                                                                      i  Shares

Description of iShares Funds

iShares MSCI Index Funds

   .         iShares MSCI Australia Index Fund

   .         iShares MSCI Austria Index Fund

   .         iShares MSCI Belgium Index Fund

   .         iShares MSCI Brazil Index Fund

   .         iShares MSCI Canada Index Fund

   .         iShares MSCI Emerging Markets Index Fund

   .         iShares MSCI EMU Index Fund

   .         iShares MSCI France Index Fund

   .         iShares MSCI Germany Index Fund

   .         iShares MSCI Hong Kong Index Fund

   .         iShares MSCI Italy Index Fund

   .         iShares MSCI Japan Index Fund

   .         iShares MSCI Malaysia Index Fund

   .         iShares MSCI Mexico Index Fund

   .         iShares MSCI Netherlands Index Fund

   .         iShares MSCI Pacific ex-Japan Index Fund

   .         iShares MSCI Singapore Index Fund

   .         iShares MSCI South Africa Index Fund

   .         iShares MSCI South Korea Index Fund

   .         iShares MSCI Spain Index Fund

   .         iShares MSCI Sweden Index Fund

   .         iShares MSCI Switzerland Index Fund

   .         iShares MSCI Taiwan Index Fund

   .         iShares MSCI United Kingdom Index Fund

MSCI is a registered trade mark of Morgan Stanley Capital International Inc. ("MSCI") and its affiliates and has been licensed for use for certain purposes by Barclays Global Investors, N.A. The Funds have not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Funds. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Prospectus contains a more detailed description of the limited relationship MSCI has with Barclays Global Investors, N.A. and the Funds. No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.


i|Shares
iShares MSCI Australia Index Fund

CUSIP: 464286103
AMEX Trading Symbol: EWA
Underlying Index: MSCI Australia Index

Investment Objective

The iShares MSCI Australia Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Australian Stock Exchange. As of September 30, 2002, the Index's three largest stocks were National Australia Bank, Commonwealth Bank and BHP Billiton Ltd. (BHP) and its three largest industries were banks, materials and real estate. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997       -10.19
1998         2.18
1999        19.24
2000       -11.52
2001/1/      2.33

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -6.16%. The best calendar quarter return during the period shown above was 17.67% in the 4th quarter of 2001; the worst was -15.81% in the 3rd quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                                Since
                                                                             1 Year   5 Year Inception/1/
                                                                             ------   ------ -----------
Fund:
    Return Before Taxes                                                      2.33%    -0.19%    1.86%
    Return After Taxes on Distributions/2/                                   1.50%    -0.94%    1.03%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           1.45%    -0.50%    1.11%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) 1.87%     0.49%    2.38%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

           Shareholder Fees                                     None
              (fees paid directly from your investment,
              but see the Creation Transaction Fees and
              Redemption Transaction Fees discussion below)

           Annual Fund Operating Expenses
              (expenses that are deducted from the Fund's
              assets)**
              Management Fees                                  0.59%
              Distribution and Service (12b-1) Fees            0.25%
              Other Expenses***                                 None
           ---------------------------------------------------------
           Total Annual Fund Operating Expenses                0.84%
           ---------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $1,768,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,768,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $19,940 if the Creation Unit is redeemed after one year, $52,134 if the Creation Unit is redeemed after three years, $87,063 if the Creation Unit is redeemed after five years, and $187,921 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



                                                                      i  Shares
iShares MSCI Austria Index Fund

CUSIP: 464286202
AMEX Trading Symbol: EWO
Underlying Index: MSCI Austria Index

Investment Objective

The iShares MSCI Austria Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Vienna Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Erste Bank Oester. Spk., OMV Ag and Telekom Austria and its three largest industries were materials, banks and energy. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997        1.05
1998       -1.83
1999      -10.36
2000      -10.57
2001/1/    -2.57


--------
1 The Fund's total return for the nine months ended September 30, 2002 was 4.74%. The best calendar quarter return during the period shown above was 12.76% in the 1st quarter of 1998; the worst was -23.45% in the 3rd quarter of 1998.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                              Since
                                                                             1 Year 5 Year Inception/1/
                                                                             ------ ------ -----------
Fund:
    Return Before Taxes                                                      -2.57% -4.97%   -4.75%
    Return After Taxes on Distributions/2/                                   -2.95% -5.33%   -5.08%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -1.27% -3.82%   -3.65%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -2.27% -4.44%   -3.45%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $774,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $774,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,832 if the Creation Unit is redeemed after one year, $21,934 if the Creation Unit is redeemed after three years, $37,234 if the Creation Unit is redeemed after five years, and $81,414 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Belgium Index Fund

CUSIP: 464286301
AMEX Trading Symbol: EWK
Underlying Index: MSCI Belgium Index

Investment Objective

The iShares MSCI Belgium Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Belgian market, as measured by the MSCI Belgium Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Brussels Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Fortis Belgium, Dexia and Electrabel and its three largest industries were diversified financial, banks and utilities. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997        11.84
1998        51.69
1999       -14.05
2000       -16.10
2001/1/    -12.99


--------
1 The Fund's total return for the nine months ended September 30, 2002 was -21.54%. The best calendar quarter return during the period shown above was 17.78% in the 4th quarter of 1998; the worst was -25.68% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -12.99%  1.26%    2.58%
    Return After Taxes on Distributions/2/                                   -13.63% -0.68%    0.68%
    Return After Taxes on Distributions and Sale of Fund Shares/2/            -7.66%  0.65%    1.70%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -12.61%  3.48%    4.91%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 40,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $349,600. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $349,600 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $4,392 if the Creation Unit is redeemed after one year, $10,754 if the Creation Unit is redeemed after three years, $17,656 if the Creation Unit is redeemed after five years, and $37,587 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Brazil Index Fund

CUSIP: 464286400
AMEX Trading Symbol: EWZ
Underlying Index: MSCI Brazil Index

Investment Objective

The iShares MSCI Brazil Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Brazilian market, as measured by the MSCI Brazil Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Bolsa de Valores de Sao Paulo. As of September 30, 2002, the Index's three largest stocks were Petrobras Pn, Companhia Vale do Rio Doce and Companhia de Bedidas das Americas and its three largest industries were materials, energy and telecommunication services. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that Brazil has in recent history experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency. Brazil also has suffered from chronic structural public sector deficits. Such challenges have contributed to high price volatility in the Brazilian equity markets.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

2001/1/    -19.52

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -53.53%. The best calendar quarter return during the period shown above was 33.91% in the 4th quarter of 2001; the worst was -40.27% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                        Since
                                                                             1 Year  Inception/1/
                                                                             ------- -----------
Fund:
    Return Before Taxes                                                      -19.52%   -24.12%
    Return After Taxes on Distributions/2/                                   -20.67%   -25.22%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -11.68%   -19.42%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -17.99%   -21.75%

--------
1 Inception date: 7/11/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

           Shareholder Fees                                      None
              (fees paid directly from your investment, but
              see the Creation Transaction Fees and
              Redemption Transaction Fees discussion below)

           Annual Fund Operating Expenses
              (expenses that are deducted from the Fund's
              assets)**
              Management Fees                                   0.74%
              Distribution and Service (12b-1) Fees             0.25%
              Other Expenses***                                  None
           ----------------------------------------------------------
           Total Annual Fund Operating Expenses                 0.99%
           ----------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $101   $315    $547    $1,213

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $290,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $290,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,704 if the Creation Unit is redeemed after one year, $13,867 if the Creation Unit is redeemed after three years, $20,534 if the Creation Unit is redeemed after five years, and $39,686 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Canada Index Fund

CUSIP: 464286509
AMEX Trading Symbol: EWC
Underlying Index: MSCI Canada Index

Investment Objective

The iShares MSCI Canada Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Canadian market, as measured by the MSCI Canada Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Toronto Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Royal Bank of Canada, PanCanadian Energy Corp and Bank Nova Scotia and its three largest industries were banks, energy and materials. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997         10.91
1998         -6.47
1999         46.13
2000          7.66
2001/1/     -17.86

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -19.63%. The best calendar quarter return during the period shown above was 21.44% in the 4th quarter of 1999; the worst was -24.40% in the 3rd quarter of 1998.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -17.86% 6.04%     8.71%
    Return After Taxes on Distributions/2/                                   -17.90% 4.26%     7.13%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -10.77% 5.05%     7.33%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -19.28% 6.72%     9.44%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $872,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $872,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,261 if the Creation Unit is redeemed after one year, $27,127 if the Creation Unit is redeemed after three years, $44,340 if the Creation Unit is redeemed after five years, and $94,043 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Emerging Markets Index Fund

Cusip: 464287234
AMEX Trading Symbol: EEM
Underlying Index: MSCI Emerging Markets Free Index

Investment Objective

The iShares MSCI Emerging Markets Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Free Index (the "Index"). The Fund's investment objective may be changed without shareholder approval. The Fund expects to be available for sale to the public on or about April 11, 2003.

Principal Investment Strategy

The Index was developed by Morgan Stanley Capital International Inc. ("MSCI") as an equity benchmark for international stock performance. The Index is designed to measure equity market performance in the global emerging markets. As of March 2003, the Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund will concentrate its investments in a particular industry or geographic region to approximately the same extent the Index is so concentrated. In order to improve its portfolio liquidity and its ability to track the Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the Index. BGFA will not charge portfolio management fees on that portion of the Fund's assets invested in shares of other iShares Funds.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.75%
   Distribution and Service (12b-1) Fees                                                   None
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.75%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                 1 Year 3 Years

                                  $77    $240

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of March 25, 2003 was $5,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $7,700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $53,638 if the Creation Unit is redeemed after one year, $135,058 if the Creation Unit is redeemed after three years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI EMU Index Fund

CUSIP: 464286608
AMEX Trading Symbol: EZU
Underlying Index: MSCI EMU Index

Investment Objective

The iShares MSCI EMU Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the European Monetary Union ("EMU") markets, as measured by the MSCI EMU Index (the "Index").

Principal Investment Strategy

The Index consists of stocks from the following eleven countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. As of September 30, 2002, the Index's three largest stocks were Royal Dutch Petroleum Co., Total Fina Elf and Nokia Corp. and its three largest industries were energy, banks and telecommunication services. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that EMU was implemented only recently (January 1, 1999) and it is anticipated that additional countries will join the system over time. Also, it is possible that countries may withdraw from EMU or that EMU may be abandoned at some future time. Any change to EMU may adversely affect the investment performance of the Fund. If EMU were to be abandoned the Board of Directors would propose a change in the investment objective of the Series or cause its liquidation.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

2001    -22.96/1/

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -31.48%. The best calendar quarter return during the period shown above was 12.92% in the 4th quarter of 2001; the worst was -28.17% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                        Since
                                                                             1 Year  Inception/1/
                                                                             ------- -----------
Fund:
    Return Before Taxes                                                      -22.96%   -22.05%
    Return After Taxes on Distributions/2/                                   -23.10%   -22.14%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -13.91%   -17.44%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -22.81%   -21.70%

--------
1 Inception date: 7/25/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $1,911,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,911,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $32,318 if the Creation Unit is redeemed after one year, $67,018 if the Creation Unit is redeemed after three years, $104,665 if the Creation Unit is redeemed after five years, and $213,372 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI France Index Fund

CUSIP: 464286707
AMEX Trading Symbol: EWQ
Underlying Index: MSCI France Index

Investment Objective

The iShares MSCI France Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the French market, as measured by the MSCI France Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Paris Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Total Fina Elf, Rhone-Poulenc and BNP Paribas and its three largest industries were energy, pharmaceuticals and biotechnology and banks. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997       11.47
1998       40.78
1999       29.97
2000       -5.09
2001/1/   -23.99

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -30.03%. The best calendar quarter return during the period shown above was 23.51% in the 1st quarter of 1998; the worst was -27.88% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -23.99% 8.03%    10.18%
    Return After Taxes on Distributions/2/                                   -24.02% 7.44%     9.63%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -14.57% 6.58%     8.45%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -23.57% 8.42%    10.42%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $2,628,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,628,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $28,309 if the Creation Unit is redeemed after one year, $76,177 if the Creation Unit is redeemed after three years, $128,109 if the Creation Unit is redeemed after five years, and $278,065 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Germany Index Fund

CUSIP: 464286806
AMEX Trading Symbol: EWG
Underlying Index: MSCI Germany Index

Investment Objective

The iShares MSCI Germany Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the German market, as measured by the MSCI Germany Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of September 30, 2002, the Index's three largest stocks were DaimlerChrysler, Veba and Siemens and its three largest industries were automobiles and components, utilities and materials. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997        22.75
1998        28.28
1999        20.87
2000       -15.97
2001/1/    -22.57


--------
1 The Fund's total return for the nine months ended September 30, 2002 was -38.96%. The best calendar quarter return during the period shown above was 27.11% in the 4th quarter of 1999; the worst was -36.46% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -22.57% 4.37%     5.38%
    Return After Taxes on Distributions/2/                                   -22.82% 3.46%     4.58%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -13.63% 3.45%     4.31%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -22.33% 4.88%     6.01%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 300,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $2,745,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,745,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $26,525 if the Creation Unit is redeemed after one year, $76,551 if the Creation Unit is redeemed after three years, $130,826 if the Creation Unit is redeemed after five years, and $287,545 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Hong Kong Index Fund

CUSIP: 464286871
AMEX Trading Symbol: EWH
Underlying Index: MSCI Hong Kong Index

Investment Objective

The iShares MSCI Hong Kong Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Hong Kong market, as measured by the MSCI Hong Kong Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of September 30, 2002, the Index's three largest stocks were Hutchison Whampoa, Cheung Kong Holdings and Hang Seng Bank and its three largest industries were real estate, capital goods and utilities. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that in recent times, Hong Kong's economy has been adversely affected by the Asian economic crisis, contributing to the current recession. Issues and uncertainties linger regarding the integration of Hong Kong's economy with that of China, and the manner in which the Chinese government will honor and interpret the agreement pursuant to which Hong Kong was returned to China by the United Kingdom in 1998.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997        -26.74
1998         -9.21
1999         54.00
2000        -14.02
2001/1/     -18.99


--------
1 The Fund's total return for the nine months ended September 30, 2002 was -20.50%. The best calendar quarter return during the period shown above was 26.95% in the 4th quarter of 1998; the worst was -30.12% in the 4th quarter of 1997.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -18.99% -6.53%   -2.20%
    Return After Taxes on Distributions/2/                                   -19.77% -7.56%   -3.25%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -11.58% -5.48%   -2.17%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -19.35% -3.96%    0.30%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

             Shareholder Fees                                 None
                (fees paid directly from your investment,
                but see the Creation Transaction Fees and
                Redemption Transaction Fees discussion
                below)

             Annual Fund Operating Expenses
                (expenses that are deducted from the
                Fund's assets)**
                Management Fees                              0.59%
                Distribution and Service (12b-1) Fees        0.25%
                Other Expenses***                             None
             -----------------------------------------------------
             Total Annual Fund Operating Expenses            0.84%
             -----------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $552,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $552,750 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,723 if the Creation Unit is redeemed after one year, $18,765 if the Creation Unit is redeemed after three years, $29,661 if the Creation Unit is redeemed after five years, and $61,122 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Italy Index Fund

CUSIP: 464286855
AMEX Trading Symbol: EWI
Underlying Index: MSCI Italy Index

Investment Objective

The iShares MSCI Italy Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Italian market, as measured by the MSCI Italy Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Milan Stock Exchange. As of September 30, 2002, the Index's three largest stocks were ENI, Telecom Italia and Telecom Italia Mobile and its three largest industries were telecommunication services, energy and banks. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997        35.77
1998        50.24
1999         0.53
2000        -1.17
2001/1/    -26.71

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -19.79%. The best calendar quarter return during the period shown above was 34.44% in the 1st quarter of 1998; the worst was -21.58% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -26.71% 8.23%     9.31%
    Return After Taxes on Distributions/2/                                   -26.99% 6.82%     7.95%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -16.01% 6.78%     7.66%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -26.64% 8.33%     9.27%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $1,951,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,951,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $19,522 if the Creation Unit is redeemed after one year, $55,080 if the Creation Unit is redeemed after three years, $93,659 if the Creation Unit is redeemed after five years, and $205,057 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



The iShares MSCI Funds
iShares MSCI Japan Index Fund

CUSIP: 464286848
AMEX Trading Symbol: EWJ
Underlying Index: MSCI Japan Index

Investment Objective

The iShares MSCI Japan Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Japanese market, as measured by the MSCI Japan Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Tokyo Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Toyota Motor Corp., Sony Corp and Takeda Chemical Ind. and its three largest industries were technology hardware and equipment, consumer durables and apparel and automobiles and components. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that the Japanese economy faces several concerns, including: a financial system with large levels of nonperforming loans; over-leveraged corporate balance sheets; an aging workforce; a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility; extensive cross-ownership by major corporations; a changing corporate governance structure; and large government deficits. Japan's economy is heavily dependent on international trade and has been adversely affected by trade tariffs and other protectionist measures.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997           -23.63
1998             3.53
1999            57.89
2000           -28.57
2001/1/         -29.9

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -5.24%. The best calendar quarter return during the period shown above was 26.25% in the 4th quarter of 1998; the worst was -19.80% in the 4th quarter of 1997.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -29.90% -8.97%   -9.68%
    Return After Taxes on Distributions/2/                                   -29.84% -9.08%   -9.76%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -18.15% -6.76%   -7.22%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -29.49% -8.09%   -8.85%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 600,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $4,452,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,452,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $48,132 if the Creation Unit is redeemed after one year, $129,220 if the Creation Unit is redeemed after three years, $217,195 if the Creation Unit is redeemed after five years, and $471,225 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Malaysia Index Fund

CUSIP: 464286830
AMEX Trading Symbol: EWM
Underlying Index: MSCI Malaysia Index

Investment Objective

The iShares MSCI Malaysia Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Malaysian market, as measured by the MSCI Malaysia Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. As of September 30, 2002 the Index's three largest stocks were Malayan Banking, Telekom Malaysia and Tenaga Nasional and its three largest industries were banks, hotel restaurants and leisure and food beverages and tobacco. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that Malaysian currency volatility and general economic deterioration led to the imposition of stringent capital controls in September 1998, including a one-year prohibition on repatriation of capital and an indefinite prohibition on free transfers of securities. The capital controls were subsequently amended in a number of respects. The Company suspended creations of the Fund's shares when the capital controls were implemented, and advised investors that it would, to the extent possible under the applicable Malaysian regulations, deliver Malaysian ringgits in satisfaction of redemption requests received. The disruption of the creation/redemption mechanism for the Fund adversely affected the trading market for iShares of the Fund, resulting in their trading at prices that differed materially from their net asset value on many days.

In May 2000, the Company commenced offers and redemptions of Creation Units of the Fund for U.S. dollars. There can be no assurance that the Company will be able to offer and redeem such Creation Units on an in-kind basis at any time in the future.

The Finance Ministry of Malaysia abolished, effective May 2, 2001, the exit levy of 10% that had previously applied to profits repatriated by foreign entities such as the Fund. However, as discussed below, there can be no assurance that this or some other levy will not be reinstated by Malaysian authorities in the future, to the possible detriment of the Fund and its shareholders.

The Malaysian capital controls have been changed in significant ways since they were first adopted without warning on September 1, 1998. There can be no assurance that the Malaysian capital controls will not be changed in the future in ways that adversely affect the Fund and its shareholders. Since the capital controls were imposed, the iShares of the Fund have often traded at discounts or premiums to their net asset value. Since the Company's decision to permit offers and redemptions of Creation Units of the Fund's iShares for U.S. dollars, they have traded at prices that have generally been close to their net asset values. However, there can be no assurances that this will continue to be the case.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                [CHART]

  1997      1998     1999     2000     2001
--------  --------  ------  --------  -----
(66.93)%  (29.31)%  92.98%  (15.85)%  4.56%
--------
1 The Fund's total return for the nine months ended September 30, 2002 was -1.73%. The best calendar quarter return during the period shown above was 122.01% in the 2nd quarter of 1999; the worst was -46.01% in the 2nd quarter of 1998.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year 5 Year  Inception/1/
                                                                             ------ ------- -----------
Fund:
    Return Before Taxes                                                      4.56%  -16.87%   -12.87%
    Return After Taxes on Distributions/2/                                   3.94%  -17.15%   -13.09%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           2.76%  -12.44%    -9.58%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) 5.88%  -15.83%   -11.74%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $382,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $382,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,237 if the Creation Unit is redeemed after one year, $20,120 if the Creation Unit is redeemed after three years, $27,589 if the Creation Unit is redeemed after five years, and $49,153 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Mexico Index Fund

CUSIP: 464286822
AMEX Trading Symbol: EWW
Underlying Index: MSCI Mexico Index

Investment Objective

The iShares MSCI Mexico Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Mexican market, as measured by the MSCI Mexico Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Mexican Stock Exchange. As of September 30, 2002 the Index's three largest stocks were Telefonos Mexico L, America Movil L and Cemex Cpo. and its three largest industries were telecommunication services, food beverage and tobacco and materials. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that the Mexican economy is heavily dependent on the health of the US economy, as the United States purchases most of Mexico's exports. Mexico also has suffered from severe currency devaluations in the past, and has been destabilized by local insurrections in certain regions, particularly the State of Chiapas. In addition, there is a risk of disruption following the recent election of a president who is not a member of the political party that has dominated Mexico for many decades.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997      48.53
1998     -35.00
1999      76.12
2000     -22.78
2001/1/   13.49


--------
1 The Fund's total return for the nine months ended September 30, 2002 was -18.66%. The best calendar quarter return during the period shown above was 35.92% in the 4th quarter of 1999; the worst was -24.30% in the 3rd quarter of 1998.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                              Since
                                                                             1 Year 5 Year Inception/1/
                                                                             ------ ------ -----------
Fund:
    Return Before Taxes                                                      13.49%  8.30%    9.80%
    Return After Taxes on Distributions/2/                                   13.07%  7.60%    9.19%
    Return After Taxes on Distributions and Sale of Fund Shares/2/            8.32%  6.57%    7.92%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) 18.48% 11.66%   13.11%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $1,229,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,229,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,326 if the Creation Unit is redeemed after one year, $35,711 if the Creation Unit is redeemed after three years, $59,997 if the Creation Unit is redeemed after five years, and $130,122 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



                                                                      i  Shares
iShares MSCI Netherlands Index Fund

CUSIP: 464286814
AMEX Trading Symbol: EWN
Underlying Index: MSCI Netherlands Index

Investment Objective

The iShares MSCI Netherlands Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Dutch market, as measured by the MSCI Netherlands Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Amsterdam Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Royal Dutch Petroleum Co., Unilever NV Cert. and ING Groep and its three largest industries were energy, food beverage and tobacco and media. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997             20.11
1998             24.09
1999              4.54
2000             -7.80
2001/1/         -23.96

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -29.09%. The best calendar quarter return during the period shown above was 17.76% in the 4th quarter of 1998; the worst was -30.27% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -23.96% 1.79%     5.51%
    Return After Taxes on Distributions/2/                                   -24.27% 0.90%     4.65%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -14.37% 1.56%     4.60%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -22.60% 3.89%     7.42%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees                                                       None
      (fees paid directly from your investment, but see the Creation
      Transaction Fees and Redemption Transaction Fees discussion below)

   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                    0.59%
      Distribution and Service (12b-1) Fees                              0.25%
      Other Expenses***                                                   None
   -------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                  0.84%
   -------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $607,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $607,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,196 if the Creation Unit is redeemed after one year, $18,246 if the Creation Unit is redeemed after three years, $30,235 if the Creation Unit is redeemed after five years, and $64,582 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Pacific ex-Japan Index Fund

CUSIP: 464286665
AMEX Trading Symbol: EPP
Underlying Index: Pacific Free ex-Japan Index

Investment Objective

The iShares MSCI Pacific ex-Japan Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore market, as measured by the MSCI Pacific Free ex-Japan Index (the "Index").

Principal Investment Strategy

The Index consists of stocks from the following four countries: Australia, Hong Kong, New Zealand and Singapore. As of September 30, 2002, the Index's three largest stocks were National Australia Bank, Commonwealth Bank and Broken Hill Proprietary Co and its three largest industries were banks, materials and real estate. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that in recent times, Hong Kong's economy has been adversely affected by the Asian economic crisis, contributing to the current recession. Issues and uncertainties linger regarding the integration of Hong Kong's economy with that of China, and the manner in which the Chinese government will honor and interpret the agreement pursuant to which Hong Kong was returned to China by the United Kingdom in 1998.

As a small open economy, Singapore is particularly vulnerable to external economic influences, including in recent times the Asian economic crisis. While Singapore has been a leading manufacturer of electronic goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely impact Singapore's economy.

New Zealand has been a predominantly agricultural based country. However, since 1984, its government has been moving the country to become more industrialized. Its growth, however, remains dependent on the economic well-being of Asia, Europe and the U.S. In 1998, the economy fell into recession due to the Asian economic crisis and summer drought.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.50%
   Distribution and Service (12b-1) Fees                                                   None
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.50%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $51    $160    $280     $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $2,957,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,957,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $27,087 if the Creation Unit is redeemed after one year, $59,328 if the Creation Unit is redeemed after three years, $94,537 if the Creation Unit is redeemed after five years, and $197,392 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Singapore Index Fund

CUSIP: 464286673
AMEX Trading Symbol: EWS
Underlying Index: MSCI Singapore Index

Investment Objective

The iShares MSCI Singapore Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Singaporean market, as measured by the MSCI Singapore Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Singapore Stock Exchange. As of September 30, 2002 the Index's three largest stocks were DBS Group Holdings, United Overseas Bank and OCBC Bank and its three largest industries were banks, telecommunication services real estate. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that as a small open economy, Singapore is particularly vulnerable to external economic influences, including in recent times the Asian economic crisis. While Singapore has been a leading manufacturer of electronics goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely impact Singapore's economy.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997       -43.87
1998        -5.44
1999        55.35
2000       -25.06
2001/1/    -23.22

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -12.80%. The best calendar quarter return during the period shown above was 55.99% in the 4th quarter of 1998 the worst was -36.28% in the 2nd quarter of 1998.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                                Since
                                                                             1 Year  5 Year  Inception/1/
                                                                             ------- ------- -----------
Fund:
    Return Before Taxes                                                      -23.22% -13.86%   -12.48%
    Return After Taxes on Distributions/2/                                   -23.54% -14.36%   -12.94%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -14.14% -10.46%    -9.37%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -23.69% -12.70%   -11.69%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.23%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses                                                                         0.36%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $443,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $443,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,781 if the Creation Unit is redeemed after one year, $15,823 if the Creation Unit is redeemed after three years, $24,547 if the Creation Unit is redeemed after five years, and $49,739 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI South Africa Index Fund

CUSIP: 464286780
AMEX Trading Symbol: EZA
Underlying Index: MSCI South Africa Index

Investment Objective

The iShares MSCI South Africa Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South African market, as measured by the MSCI South Africa Index (the "Index"). The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index consists of stocks traded primarily on the Johannesburg Stock Exchange. As of December 31, 2002, the Index's three largest stocks were Anglo American PLC, Sasol LTD and Gold Fields LTD and its three largest industries were diversified metals and mining, gold and life and health insurance. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risks factors referred to in this prospectus, you should know that in recent times, various external factors have impacted recent economic performance. While South Africa is a developing country with a strong supply of natural resources, unemployment and income disparity continue to cause economic concerns. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.74%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.99%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                 1 Year 3 Years

                                  $101   $315

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of February 7, 2003 was $2,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $22,585 if the Creation Unit is redeemed after one year and $65,415 if the Creation Unit is redeemed after three years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI South Korea Index Fund

CUSIP: 464286772
AMEX Trading Symbol: EWY
Underlying Index: MSCI Korea Index

Investment Objective

The iShares MSCI South Korea Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the South Korean market, as measured by the MSCI Korea Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the South Korean Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Samsung Electronics Co., SK Telecom Co. and Kookmin Bank and its three largest industries were technology hardware and equipment, telecommunication services and banks. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that while South Korea's relations with communist North Korea have improved somewhat in recent times, each has substantial military capabilities, and there is a risk of war between North and South Korea at any time. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities markets.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

2001/1/          46.74

--------
1 The Fund's total return for the nine months ended September 30, 2002 was 3.20%. The best calendar quarter return during the period shown above was 58.55% in the 4th quarter of 2001; the worst was -26.17% in the 3rd quarter of 2000.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                       Since
                                                                             1 Year Inception/1/
                                                                             ------ -----------
Fund:
    Return Before Taxes                                                      46.74%    -8.29%
    Return After Taxes on Distributions/2/                                   46.76%    -8.27%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           28.59%    -6.56%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) 48.45%   -10.76%

--------
1 Inception date: 5/9/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.74%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.99%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $101   $315    $547    $1,213

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $904,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $904,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,089 if the Creation Unit is redeemed after one year, $36,374 if the Creation Unit is redeemed after three years, $57,237 if the Creation Unit is redeemed after five years, and $117,170 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.



The iShares MSCI Funds
iShares MSCI Spain Index Fund

CUSIP: 464286764
AMEX Trading Symbol: EWP
Underlying Index: MSCI Spain Index

Investment Objective

The iShares MSCI Spain Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Spanish market, as measured by the MSCI Spain Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Madrid Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Telefonica, BBVA and BSCH BCO Santander Central and its three largest industries were banks, telecommunication services and utilities. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997             23.9
1998             51.3
1999            -2.12
2000           -13.62
2001/1/        -10.21

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -26.85%. The best calendar quarter return during the period shown above was 38.58% in the 1st quarter of 1998; the worst was -21.78% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -10.21% 7.31%    12.00%
    Return After Taxes on Distributions/2/                                   -10.31% 6.51%    11.16%
    Return After Taxes on Distributions and Sale of Fund Shares/2/            -6.04% 5.98%     9.98%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -11.43% 7.99%    12.87%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $1,142,250. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,142,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,782 if the Creation Unit is redeemed after one year, $33,583 if the Creation Unit is redeemed after three years, $56,150 if the Creation Unit is redeemed after five years, and $121,314 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Sweden Index Fund

CUSIP: 464286756
AMEX Trading Symbol: EWD
Underlying Index: MSCI Sweden Index

Investment Objective

The iShares MSCI Sweden Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swedish market, as measured by the MSCI Sweden Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Nordic Baltic Holding, Hennes & Mauritz and Svenska Handelsbaken and its three largest industries were banks, capital goods, and materials. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


 The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997       11.00
1998       11.06
1999       63.93
2000      -23.74
2001/1/   -23.86

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -40.75%. The best calendar quarter return during the period shown above was 36.63% in the 4th quarter of 1999; the worst was -29.67% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -23.86% 3.25%     7.87%
    Return After Taxes on Distributions/2/                                   -23.82% 1.79%     6.39%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -14.39% 3.11%     6.87%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -27.34% 5.76%     9.91%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

   Shareholder Fees                                                     None
      (fees paid directly from your investment, but see the
      Creation Transaction Fees and Redemption Transaction Fees
      discussion below)

   Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                  0.59%
      Distribution and Service (12b-1) Fees                            0.25%
      Other Expenses***                                                 None
   -------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                0.84%
   -------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $615,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $615,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,862 if the Creation Unit is redeemed after one year, $19,053 if the Creation Unit is redeemed after three years, $31,194 if the Creation Unit is redeemed after five years, and $66,251 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI Switzerland Index Fund

CUSIP: 464286749
AMEX Trading Symbol: EWL
Underlying Index: MSCI Switzerland Index

Investment Objective

The iShares MSCI Switzerland Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Swiss market, as measured by the MSCI Switzerland Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Zurich Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Novartis, Nestle and Roche Holding and its three largest industries were pharmaceuticals and biotechnology, food beverage and tobacco and materials. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                  [CHART]

 1997    1998      1999      2000     2001
------  -------   -------   -----   --------
35.23%   18.27%   (3.25)%   5.87%   (24.93%)
--------
1 The Fund's total return for the nine months ended September 30, 2002 was -14.32%. The best calendar quarter return during the period shown above was 24.63% in the 4th quarter of 1998; the worst was -22.09% in the 3rd quarter of 1998.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -24.93% 4.23%     3.54%
    Return After Taxes on Distributions/2/                                   -25.01% 3.49%     2.89%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           -15.04% 3.39%     2.85%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -21.95% 6.48%     5.40%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 125,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $1,346,250. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,346,250 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,531 if the Creation Unit is redeemed after one year, $39,052 if the Creation Unit is redeemed after three years, $65,665 if the Creation Unit is redeemed after five years, and $142,472 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares
iShares MSCI Taiwan Index Fund

CUSIP: 464286731
AMEX Trading Symbol: EWT
Underlying Index: MSCI Taiwan Index

Investment Objective

The iShares MSCI Taiwan Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the Taiwanese market, as measured by the MSCI Taiwan Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the Taiwan Stock Exchange. As of September 30, 2002, the Index's three largest stocks were Taiwan Semiconductor Mfg., United Microelectronics and Hon Hai Precision Industry Co and its three largest industries were technology hardware and equipment, banks and materials. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

In addition to the principal risk factors referred to elsewhere in this prospectus, you should know that owing to Taiwan's size and geographic proximity to the People's Republic of China, and its history of political contention with China (which regards Taiwan as a renegade province), developments in Taiwan's ongoing relations with China, including the ongoing risk of invasion by or war with China and other factors, may materially impact the Taiwanese economy and securities markets. The recent election of a new government in Taiwan has resulted in increased tensions with China, which is concerned that the new government is in favor of independence for Taiwan.


The iShares MSCI Funds

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

2001/1/      5.00

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -30.13%. The best calendar quarter return during the period shown above was 52.27% in the 4th quarter of 2001; the worst was -29.25% in the 3rd quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                       Since
                                                                             1 Year Inception/1/
                                                                             ------ -----------
Fund:
    Return Before Taxes                                                      5.00%    -30.34%
    Return After Taxes on Distributions/2/                                   5.54%    -30.49%
    Return After Taxes on Distributions and Sale of Fund Shares/2/           3.55%    -23.64%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) 7.02%    -29.77%

--------
1 Inception date: 6/20/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                      i  Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

             Shareholder Fees                                 None
                (fees paid directly from your investment,
                but see the Creation Transaction Fees and
                Redemption Transaction Fees discussion
                below)

             Annual Fund Operating Expenses
                (expenses that are deducted from the
                  Fund's assets)**
                Management Fees                              0.74%
                Distribution and Service (12b-1) Fees        0.25%
                Other Expenses***                             None
             -----------------------------------------------------
             Total Annual Fund Operating Expenses            0.99%
             -----------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $101   $315    $547    $1,213

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $374,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $4,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $374,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,736 if the Creation Unit is redeemed after one year, $20,665 if the Creation Unit is redeemed after three years, $29,242 if the Creation Unit is redeemed after five years, and $53,881 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


The iShares MSCI Funds
iShares MSCI United Kingdom Index Fund

CUSIP: 464286699
AMEX Trading Symbol: EWU
Underlying Index: MSCI United Kingdom Index

Investment Objective

The iShares MSCI United Kingdom Index Fund (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance of publicly traded securities in the aggregate in the British market, as measured by the MSCI United Kingdom Index (the "Index").

Principal Investment Strategy

The Index consists of stocks traded primarily on the London Stock Exchange. As of September 30, 2002, the Index's three largest stocks were BP, GlaxoSmithKline and Vodafone Group and its three largest industries were banks, energy and pharmaceuticals and biotechnology. The Fund uses a representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.


                                                                      i  Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the section "Supplemental Information" at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2001

                                    [CHART]

1997        20.85
1998        18.42
1999        12.14
2000       -11.67
2001/1/    -15.94

--------
1 The Fund's total return for the nine months ended September 30, 2002 was -21.78%. The best calendar quarter return during the period shown above was 18.43% in the 1st quarter of 1998; the worst was -17.32% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2001)

                                                                                               Since
                                                                             1 Year  5 Year Inception/1/
                                                                             ------- ------ -----------
Fund:
    Return Before Taxes                                                      -15.94% 3.57%     7.58%
    Return After Taxes on Distributions/2/                                   -16.84% 2.57%     6.57%
    Return After Taxes on Distributions and Sale of Fund Shares/2/            -9.56% 2.79%     6.11%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -15.10% 4.06%     8.21%

--------
1 Inception date: 3/12/1996.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The iShares MSCI Funds

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                           None
   (fees paid directly from your investment, but see the Creation Transaction Fees and
   Redemption Transaction Fees discussion below)

Annual Fund Operating Expenses
   (expenses that are deducted from the Fund's assets)**
   Management Fees                                                                        0.59%
   Distribution and Service (12b-1) Fees                                                  0.25%
   Other Expenses***                                                                       None
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                      0.84%
-----------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets and reflect current fee arrangements.

     *** The Company's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years

                         $86    $268    $466    $1,037

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2002 was $2,292,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,292,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $26,623 if the Creation Unit is redeemed after one year, $68,535 if the Creation Unit is redeemed after three years, $113,626 if the Creation Unit is redeemed after five years, and $244,354 if the Creation Unit is redeemed after ten years.
--------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                      i  Shares

Management

Investment Advisor

As investment advisor, Barclays Global Fund Advisors ("BGFA") has overall responsibility for the general management and administration of the Company. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the current Investment Advisory Agreement with the Company which took effect December 28, 2001, BGFA is responsible for paying all expenses incurred by each Fund (other than the iShares MSCI Singapore Index Fund), except portfolio transaction expenses, Rule 12b-1 distribution expenses, litigation expenses, taxes, extraordinary expenses and the investment advisory fee itself. Under the prior advisory agreement and the current advisory agreement for the iShares MSCI Singapore Index Fund, the Funds paid their own expenses and BGFA received fees equal to the difference between such expenses and specified rates (subject to the exceptions noted above) or reimbursed expenses to the extent necessary to cause the expenses to be at such specified rates (again, subject to the same exceptions). For the fiscal year ended August 31, 2002, the investment advisor accrued, received or reimbursed the following fees as a percentage of the average daily net assets of each of the iShares MSCI Index Funds.

                          Percentage of                         Percentage of
                          Average Daily                         Average Daily
  iShares MSCI Index Fund  Net Assets   iShares MSCI Index Fund  Net Assets
  -----------------------  ----------   -----------------------  ----------
     Australia...........     0.49%        Malaysia............     0.48%
     Austria.............     0.41%        Mexico..............     0.52%
     Belgium.............     0.39%        Netherlands.........     0.44%
     Brazil..............     0.70%        Pacific ex-Japan....     0.37%
     Canada..............     0.49%        Singapore...........     0.30%
     Emerging Markets....       N/A*       South Africa........       N/A*
     EMU.................     0.49%        South Korea.........     0.64%
     France..............     0.47%        Spain...............     0.42%
     Germany.............     0.48%        Sweden..............     0.37%
     Hong Kong...........     0.50%        Switzerland.........     0.46%
     Italy...............     0.45%        Taiwan..............     0.62%
     Japan...............     0.50%        United Kingdom......     0.49%

--------
*  The Fund had not commenced operations as of August 31, 2002.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of September 30, 2002, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $690 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds' portfolios may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.


Shareholder Information

Buying and Selling iShares

iShares trade on the Listing Exchange during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:15 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbols listed in this Prospectus.

The Listing Exchange generally is open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. Registered investment companies may invest in iShares in excess of the section (12)(d)(1) limits in accordance with the terms and conditions of an SEC exemptive order which BGFA expects to go into effect during the second quarter of 2003. However, there can be no assurances the SEC will issue the order.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShares Prices

The trading prices of iShares on the Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of each Fund will be disseminated by the Listing Exchange (except the iShares MSCI EAFE Index Fund) every fifteen seconds. The approximate values of iShares of the iShares MSCI EAFE Index Fund will be provided by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.


                                                                      i  Shares

Determination of Net Asset Value

The net asset value per iShares for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. Except for the Funds named below, the net asset value of each Fund, except the iShares MSCI Malaysia, South Korea and Taiwan Funds, is determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that the AMEX is open. The net asset values of the iShares MSCI Malaysia, South Korea and Taiwan Funds are determined as of 8:30 a.m. (Eastern time) on each day that the New York Stock Exchange, Inc. is open. The Company may commence determining the net asset value of certain Funds more frequently than once a day or may publish intra-day estimated NAVs for certain Funds. The price at which a purchase or redemption of Creation Units of iShares is made is based on the next calculation of net asset value. In the case of Funds that effect creations and/or redemptions only for cash (i.e., the iShares MSCI Brazil, Malaysia, South Korea and Taiwan Funds), it is possible that portfolio securities transactions by the Company in the relevant local markets of those Funds could affect the prices of those portfolio securities at the time those Funds' net asset values are calculated. Currency values are generally converted into U.S. dollars using the same exchange rates used by MSCI in the calculation of the relevant Underlying Indices (currently exchange rates as of 4:00 p.m. London time). However, the Company may use a different rate from the rate used by MSCI if the investment advisor concludes that a different rate is more appropriate. Any use of a different rate from MSCI may adversely affect a Fund's ability to track its Underlying Index.

Dividends and Distributions

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in US dollars and cannot be automatically reinvested in additional iShares. The Company will inform shareholders within 60 days after the close of a Fund's taxable year of the amount and nature of all distributions made to them.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in a Fund is through a tax-exempt entity or taxed-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..  Each Fund makes distributions, and

..  You sell iShares on the AMEX.

Taxes on Distributions

Each Fund will distribute annually any net investment income, and any net realized long-term or short-term capital gains. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.


Shareholder Information

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in iShares, and as capital gain thereafter. A distribution may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, it may constitute a return of capital.

Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of each Fund's total assets at the end of its taxable year will consist of foreign stocks or securities, each Fund will "pass through" to you any foreign income taxes (including withholding taxes) paid by a Fund, if you held the Fund, and the Fund held the security, on the dividend entitlement date and for at least fifteen additional days immediately before and/or after. Subject to certain limitations, the foreign income taxes passed through may qualify as a deduction in calculating US taxable income or as a credit in calculating US federal income tax. You will be notified of your portion of the foreign income taxes paid to each country and the portion of dividends that represents income derived from sources within each country. Taxes other than foreign income taxes, including any profits levy payable by the iShares MSCI Malaysia Fund, are not passed through to you in this way.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% US withholding tax, unless a lower treaty rate applies. In addition iShares may be subject to U.S. estate tax. You should consult your personal tax advisor as to this matter.

If you are a lawful permanent resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When iShares Are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if the iShares have been held for more than one year and as short-term capital gain or loss if the iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in an Index Series under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at their NAV by market makers, large investors and institutions in block-size Creation Units generally of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co., the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form proscribed in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant, and in each


                                                                      i  Shares
case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations ("Participant Agreement"). Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act.

iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in kind for each Fund are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions for Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2002, the approximate cost of one Creation Unit per Fund, including the creation transaction fee and the number of shares per Creation Unit.


Shareholder Information

                                      Maximum Additional Maximum Additional
                     In-kind and Cash  Variable Charge    Variable Charge     Number of
                      Purchases and        for Cash           for Cash       Shares Per
iShares MSCI Funds     Redemptions        Purchases*        Redemptions*    Creation Unit
------------------   ---------------- ------------------ ------------------ -------------
Australia...........      $2,400             0.60%              0.60%          200,000
Austria.............      $  600             0.67%              0.67%          100,000
Belgium.............      $  700             0.30%              0.30%           40,000
Brazil..............      $2,400               **                ***            50,000
Canada..............      $1,900             0.30%              0.30%          100,000
Emerging Markets....      $7,700               **                ***            50,000
EMU.................      $8,000             1.05%              1.05%           50,000
France..............      $2,900             0.25%              0.25%          200,000
Germany.............      $1,500             0.25%              0.25%          300,000
Hong Kong...........      $2,000             0.60%              0.60%           75,000
Italy...............      $1,400             0.30%              0.30%          150,000
Japan...............      $5,000             0.15%              0.40%          600,000
Malaysia............      $5,000               **                ***            75,000
Mexico..............      $1,400             0.50%              0.50%          100,000
Netherlands.........      $1,000             0.25%              0.25%           50,000
Pacific ex-Japan....      $6,000             1.80%              1.50%          100,000
Singapore...........      $2,000             1.60%              1.30%          100,000
South Africa........      $1,200             0.75%              0.75%           50,000
South Korea.........      $4,000               **                ***            50,000
Spain...............      $1,500             0.25%              0.45%           75,000
Sweden..............      $1,300             0.30%              0.30%           75,000
Switzerland.........      $1,500             0.40%              0.40%          125,000
Taiwan..............      $4,500               **                ***            50,000
United Kingdom......      $3,500             0.25%              0.75%          200,000

--------

       * As a percentage of amount invested.

      ** This percentage, when aggregated with the basic in-kind transaction fee, will not exceed 3.00%.

     *** This percentage, when aggregated with the basic in-kind transaction fee, will not exceed 2.00%

Possible Claim

The Company is currently a defendant in an action in the U.S. District Court for the Northern District of Illinois. There are numerous other defendants, including the Company's investment advisor, other exchange traded funds, various fund service providers and market makers, and the Chicago Stock Exchange, Inc. A company named MOPEX, Inc. is the plaintiff in this action. MOPEX claims that the actions of the parties, including the Company, infringe a patent held by MOPEX, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. MOPEX's patent, however, was recently found to be invalid by the judge in a related case in the U.S. District Court for the Southern District of New York. Although the Company is not a party to the action in New York, the Company believes that the recent ruling will permit the action in Illinois to be dismissed or resolved quickly.


Distribution Arrangements

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Company to pay distribution fees for the sale and distribution of iShares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees paid under the Rule 12b-1 Plan are calculated and paid monthly with respect to each Fund (other than the iShares MSCI Pacific ex-Japan Fund, which does not pay Rule 12b-1 fees) at a rate set from time to time by the Board, provided that the annual rate may not exceed 0.25% of the average daily net assets of such Fund. These fees are currently


                                                                      i  Shares
being paid at the maximum rate. The distribution fees payable under the 12b-1 Plan are used to pay distributions-related expenses, including: compensation to the distributor at a rate fixed by the Company's Board of Directors from time to time (currently 0.02% of the Company's average daily net assets, subject to an annual minimum of $845,000); compensation to a sales and marketing consultant retained by the Company at a rate of 0.035% of the Company's average daily net assets; and reimbursements of expenses incurred by the distributor and other persons (principally the investment advisor in connection with marketing and the distribution of the Company's shares). In addition, the distributor has entered into sales and investor services agreements with broker-dealers or other persons that are DTC Participants to provide distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Under the terms of each sales and investor services agreement, the distributor will pay broker-dealers or other persons, out of Rule 12b-1 fees received from the Fund to which such fees apply, at the annual rate of up to 0.25 of 1% of the average daily net asset value of iShares held through DTC for the account of such DTC Participant. The amounts of the fees paid to the distributor and the sales and marketing consultant are not dependent on the amount of distribution expenses actually incurred by them. The distributor has no role in determining the investment policies of any Fund or which securities are to be purchased or sold by any Fund.


Shareholder Information

Financial Highlights

The financial highlights table is intended to help you understand the financial performance since inception of the following Funds that have commenced investment operations: the iShares MSCI Australia, Austria, Belgium, Brazil, Canada, EMU, France, Germany, Hong Kong, Italy, Japan, Malaysia, Mexico, Netherlands, Pacific ex-Japan, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan and United Kingdom Funds. The financial highlights of the iShares MSCI Emerging Markets Index Fund and the iShares MSCI South Africa Index Fund are not presented as the Funds have not been in existence for a suitable reporting period as of the date of this Prospectus. Certain information reflects financial results for a single iShare of a Fund. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended August 31, 2001 and 2002 has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of those Funds that have commenced operations, is included in the Annual Report, which is incorporated by reference in the SAI and available without charge upon request. Information for the fiscal years ended August 31, 1998, 1999 and 2000 was audited by the former auditor.

Financial Highlights
(For a share outstanding throughout each period)

                                                     iShares MSCI Australia Index Fund
                                ---------------------------------------------------------------------
                                 Year ended    Year ended    Year ended    Year ended       Year ended
                                Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000 Aug. 31, 1999    Aug. 31, 1998
                                ------------- ------------- ------------- -------------    -------------
Net asset value, beginning
  of year......................    $  9.24       $  9.93       $  9.99       $  7.75          $ 10.35
                                   -------       -------       -------       -------          -------
Income from
  investment operations:
 Net investment income/(1)/....       0.23          0.24          0.23          0.20             0.23
 Net realized and unrealized
   gain (loss).................      (0.07)        (0.71)        (0.04)         2.29            (2.60)
                                   -------       -------       -------       -------          -------
     Total from
       investment operations...       0.16         (0.47)         0.19          2.49            (2.37)
                                   -------       -------       -------       -------          -------
Less distributions from:
 Net investment income.........      (0.04)        (0.20)        (0.22)        (0.19)           (0.23)
 In excess of net
   investment income...........          -             -         (0.01)        (0.00)/(3)/      (0.00)/(3)/
 Return of capital.............          -         (0.02)        (0.02)        (0.06)               -
                                   -------       -------       -------       -------          -------
     Total distributions.......      (0.04)        (0.22)        (0.25)        (0.25)           (0.23)
                                   -------       -------       -------       -------          -------
Net asset value, end of year...    $  9.36       $  9.24       $  9.93       $  9.99          $  7.75
                                   =======       =======       =======       =======          =======
Total return...................      1.74 %        (4.77)%       1.84 %       32.09 %          (23.11)%
                                   =======       =======       =======       =======          =======
Ratios/Supplemental data:
 Net assets, end of year (000s)    $76,731       $57,312       $61,574       $53,957          $34,099
 Ratio of expenses to average
   net assets..................      0.84 %        0.84 %        0.95 %        1.00 %           1.05 %
 Ratio of net investment income
   to average net assets.......      2.47 %        2.54 %        2.22 %        2.03 %           2.38 %
 Portfolio turnover rate/(2)/..         5 %          23 %          36 %          14 %              1 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                                iShares MSCI Austria Index Fund
                                         -----------------------------------------------------------------------
                                          Year ended    Year ended       Year ended       Year ended    Year ended
                                         Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000    Aug. 31, 1999 Aug. 31, 1998
                                         ------------- -------------    -------------    ------------- -------------
Net asset value, beginning of year......    $  8.18       $  7.67          $  9.13          $ 10.11       $10.51
                                            -------       -------          -------          -------       ------
Income from investment operations:
  Net investment income/(3)/............       0.13          0.13             0.04             0.10         0.06
  Net realized and unrealized gain
   (loss)...............................      (0.12)         0.52            (1.46)           (0.98)        0.20
                                            -------       -------          -------          -------       ------
     Total from investment operations...       0.01          0.65            (1.42)           (0.88)        0.26
                                            -------       -------          -------          -------       ------
Less distributions from:
  Net investment income.................          -         (0.13)           (0.04)           (0.07)       (0.04)
  In excess of net investment income....          -         (0.01)           (0.00)(5)        (0.01)       (0.01)
  Net realized gain.....................          -             -                -                -        (0.61)
  In excess of net realized gain........          -             -                -                -        (0.00)/(5)/
  Return of capital.....................          -         (0.00)/(5)/          -            (0.02)       (0.00)/(5)/
                                            -------       -------          -------          -------       ------
     Total distributions................          -         (0.14)           (0.04)           (0.10)       (0.66)
                                            -------       -------          -------          -------       ------
Net asset value, end of year............    $  8.19       $  8.18          $  7.67          $  9.13       $10.11
                                            =======       =======          =======          =======       ======
Total return............................      0.12 %        8.41 %          (15.51)%          (8.69)%      2.16 %
                                            =======       =======          =======          =======       ======
Ratios/Supplemental data:
  Net assets, end of year (000s)........    $14,740       $11,447          $10,741          $12,776       $8,085
  Ratio of expenses to average net
   assets...............................      0.84 %         0.84%/(1)/       1.16%/(1)/      1.31 %       1.41 %
  Ratio of net investment income to
   average net assets...................      1.57 %         1.69%/(2)/       0.51%/(2)/      1.04 %       0.51 %
  Portfolio turnover rate/(4)/..........        32 %          66 %             34 %             50 %         36 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 0.97% and 1.20%, respectively.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the years ended August 31, 2001 and August 31, 2000 were 1.55% and 0.47%, respectively.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)Rounds to less than $0.01.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                    iShares MSCI Belgium Index Fund
                                ----------------------------------------------------------------------
                                 Year ended    Year ended      Year ended    Year ended    Year ended
                                Aug. 31, 2002 Aug. 31, 2001   Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                ------------- -------------   ------------- ------------- -------------
Net asset value, beginning
  of year......................    $ 11.81       $13.23          $ 16.07       $ 18.40       $ 15.64
                                   -------       ------          -------       -------       -------
Income from
  investment operations:
 Net investment income/(3)/....       0.25         0.19             0.19          0.08          0.24
 Net realized and unrealized
   gain (loss).................      (1.56)       (1.34)           (2.67)        (0.30)         6.09
                                   -------       ------          -------       -------       -------
     Total from
       investment operations...      (1.31)       (1.15)           (2.48)        (0.22)         6.33
                                   -------       ------          -------       -------       -------
Less distributions from:
 Net investment income.........      (0.07)       (0.20)           (0.17)            -         (0.27)
 In excess of net
   investment income...........          -        (0.07)           (0.19)        (0.01)        (1.21)
 Net realized gain.............          -            -                -         (1.19)        (1.99)
 Return of capital.............          -            -                -         (0.91)        (0.10)
                                   -------       ------          -------       -------       -------
     Total distributions.......      (0.07)       (0.27)           (0.36)        (2.11)        (3.57)
                                   -------       ------          -------       -------       -------
Net asset value, end of year...    $ 10.43       $11.81          $ 13.23       $ 16.07       $ 18.40
                                   =======       ======          =======       =======       =======
Total return...................     (11.10)%      (8.72)%         (15.50)%       (1.00)%      39.42 %
                                   =======       ======          =======       =======       =======
Ratios/Supplemental data:
 Net assets, end of year (000s)    $10,427       $9,918          $13,230       $13,496       $25,765
 Ratio of expenses to average
   net assets..................      0.84 %        0.84%/(1)/      1.13 %        1.24 %        1.04 %
 Ratio of net investment income
   to average net assets.......      2.26 %        1.60%/(2)/      1.36 %        0.45 %        1.28 %
 Portfolio turnover rate/(4)/..        18 %         36 %             53 %          63 %          50 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 0.87%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2001 was 1.57%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                      iShares MSCI Brazil Index Fund
                                              ---------------------------------------
                                                                            Period from
                                                                          Jul. 10, 2000(7)
                                               Year ended    Year ended          to
                                              Aug. 31, 2002 Aug. 31, 2001  Aug. 31, 2000
                                              ------------- ------------- ----------------
Net asset value, beginning of period.........    $ 11.20       $ 19.25        $ 20.22
                                                 -------       -------        -------
Income from investment operations:
  Net investment income/(3)/.................       0.38          0.68           0.02
  Net realized and unrealized loss...........      (3.28)        (8.09)         (0.63)
                                                 -------       -------        -------
     Total from investment operations........      (2.90)        (7.41)         (0.61)
                                                 -------       -------        -------
Less distributions from:
  Net investment income......................          -         (0.56)         (0.02)
  In excess of net realized gain.............          -            --          (0.34)
  Return of capital..........................          -         (0.08)             -
                                                 -------       -------        -------
     Total distributions.....................          -         (0.64)         (0.36)
                                                 -------       -------        -------
Net asset value, end of period...............    $  8.30       $ 11.20        $ 19.25
                                                 =======       =======        =======
Total return.................................     (25.89)%      (38.52)%        (2.97)%/(5)/
                                                 =======       =======        =======
Ratios/Supplemental data:
  Net assets, end of period (000s)...........    $83,788       $14,004        $18,283
  Ratio of expenses to average net
   assets/(6)/...............................      0.99 %        0.99 %          0.99%/(1)/
  Ratio of net investment income to
   average net assets/(6)/...................      3.50 %        4.44 %          0.77%/(2)/
  Portfolio turnover rate/(4)/...............       103 %          43 %           64 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.40%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 0.37%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)Not annualized.

(6)Annualized for periods of less than one year.

(7)Commencement of operations.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                       iShares MSCI Canada Index Fund
                                 ---------------------------------------------------------------------
                                  Year ended    Year ended    Year ended       Year ended    Year ended
                                 Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000    Aug. 31, 1999 Aug. 31, 1998
                                 ------------- ------------- -------------    ------------- -------------
Net asset value, beginning
  of year.......................    $ 10.70       $ 16.94       $ 13.22          $ 9.90        $ 13.43
                                    -------       -------       -------          ------        -------
Income from
  investment operations:
 Net investment income/(3)/.....       0.07          0.05          0.70            0.07           0.07
 Net realized and unrealized
   gain (loss)..................      (1.27)        (5.92)         8.08            3.87          (2.89)
                                    -------       -------       -------          ------        -------
     Total from
       investment operations....      (1.20)        (5.87)         8.78            3.94          (2.82)
                                    -------       -------       -------          ------        -------
Less distributions from:
 Net investment income..........      (0.01)        (0.02)        (0.52)          (0.08)         (0.13)
 In excess of net
   investment income............          -             -         (0.03)          (0.01)         (0.00)/(5)/
 Net realized gain..............          -             -         (4.08)          (0.53)         (0.58)
 In excess of net realized gains          -         (0.31)        (0.31)              -              -
 Return of capital..............          -         (0.04)        (0.12)              -              -
                                    -------       -------       -------          ------        -------
     Total distributions........      (0.01)        (0.37)        (5.06)          (0.62)         (0.71)
                                    -------       -------       -------          ------        -------
Net asset value, end of year....    $  9.49       $ 10.70       $ 16.94          $13.22        $  9.90
                                    =======       =======       =======          ======        =======
Total return....................     (11.23)%      (34.95)%      67.21 %          39.71%        (21.69)%
                                    =======       =======       =======          ======        =======
Ratios/Supplemental data:
 Net assets, end of year (000s).    $66,420       $28,889       $22,028          $9,253        $ 6,932
 Ratio of expenses to average
   net assets...................       0.84%        0.84 %         1.17%/(1)/     1.23 %         1.14 %
 Ratio of net investment income
   to average net assets........       0.70%        0.44 %         4.07%/(2)/     0.53 %         0.46 %
 Portfolio turnover rate/(4)/...          5%          63 %          64 %            12 %            4 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.19%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 4.05%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)Rounds to less than $0.01.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                       iShares MSCI EMU Index Fund
                                              ---------------------------------------
                                                                            Period from
                                                                           Jul. 25, 2000
                                               Year ended    Year ended          to
                                              Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000(8)
                                              ------------- ------------- ----------------
Net asset value, beginning of period.........   $  56.74       $ 76.02        $ 80.72
                                                --------       -------        -------
Income from investment operations:
 Net investment income (loss)/(3)/...........       0.75          0.72          (0.00)/(5)/
 Net realized and unrealized loss............     (11.47)       (19.32)         (4.70)
                                                --------       -------        -------
     Total from investment operations........     (10.72)       (18.60)         (4.70)
                                                --------       -------        -------
Less distributions from:
 Net investment income.......................          -         (0.41)             -
 In excess of net investment income..........          -         (0.01)             -
 Return of capital...........................          -         (0.26)             -
                                                --------       -------        -------
     Total distributions.....................          -         (0.68)             -
                                                --------       -------        -------
Net asset value, end of period...............   $  46.02       $ 56.74        $ 76.02
                                                ========       =======        =======
Total return.................................     (18.89)%      (24.51)%        (5.82)%/(6)/
                                                ========       =======        =======
Ratios/Supplemental data:
 Net assets, end of period (000s)............   $131,168       $90,779        $41,811
 Ratio of expenses to average net assets/(7)/      0.84 %        0.84 %          0.84%/(1)/
 Ratio of net investment income to average
   net assets/(7)/...........................      1.44 %        1.13 %          0.03%/(2)/
 Portfolio turnover rate/(4)/................         3 %          24 %            0 %/(6)/

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.57%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was (0.70)%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)Rounds to less than $0.01.

(6)Not annualized.

(7)Annualized for periods of less than one year.

(8)Commencement of operations.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                              iShares MSCI France Index Fund
                                         -----------------------------------------------------------------------
                                          Year ended    Year ended       Year ended    Year ended    Year ended
                                         Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                         ------------- -------------    ------------- ------------- -------------
Net asset value, beginning of year......    $ 19.53       $ 26.41          $ 22.90       $ 19.13       $ 14.50
                                            -------       -------          -------       -------       -------
Income from investment operations:
  Net investment income/(1)/............       0.18          0.06             0.10          0.14          0.30
  Net realized and unrealized gain
   (loss)...............................      (4.19)        (6.89)            5.21          3.88          4.76
                                            -------       -------          -------       -------       -------
     Total from investment operations...      (4.01)        (6.83)            5.31          4.02          5.06
                                            -------       -------          -------       -------       -------
Less distributions from:
  Net investment income.................          -         (0.04)           (0.09)        (0.10)        (0.19)
  In excess of net investment income....          -             -            (0.02)        (0.02)        (0.03)
  Net realized gain.....................          -             -            (1.64)        (0.05)        (0.13)
  In excess of net realized gain........          -         (0.00)/(3)/      (0.03)            -         (0.01)
  Return of capital.....................          -         (0.01)           (0.02)        (0.08)        (0.07)
                                            -------       -------          -------       -------       -------
     Total distributions................          -         (0.05)           (1.80)        (0.25)        (0.43)
                                            -------       -------          -------       -------       -------
Net asset value, end of year............    $ 15.52       $ 19.53          $ 26.41       $ 22.90       $ 19.13
                                            =======       =======          =======       =======       =======
Total return............................     (20.53)%      (25.86)%         23.45 %       21.01 %       34.77 %
                                            =======       =======          =======       =======       =======
Ratios/Supplemental data:
  Net assets, end of year (000s)........    $49,674       $58,602          $95,116       $77,885       $45,922
  Ratio of expenses to average net
   assets...............................      0.84 %        0.84 %           0.96 %        1.06 %        1.18 %
  Ratio of net investment income to
   average net assets...................      1.00 %        0.28 %           0.36 %        0.67 %        1.58 %
  Portfolio turnover rate/(2)/..........         3 %          14 %             17 %           0 %           6 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                                    iShares MSCI Germany Index Fund
                                              ---------------------------------------------------------------------
                                               Year ended    Year ended       Year ended    Year ended    Year ended
                                              Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                              ------------- -------------    ------------- ------------- -------------
Net asset value, beginning of year...........    $ 15.19      $  20.46         $  21.17      $  20.25       $ 16.31
                                                 -------      --------         --------      --------       -------
Income from investment operations:
  Net investment income/(1)/.................       0.11          0.18             0.18          0.12          0.29
  Net realized and unrealized gain (loss)....      (3.23)        (5.26)            1.64          1.31          3.92
                                                 -------      --------         --------      --------       -------
     Total from investment operations........      (3.12)        (5.08)            1.82          1.43          4.21
                                                 -------      --------         --------      --------       -------
Less distributions from:
  Net investment income......................          -         (0.19)           (0.16)        (0.10)        (0.17)
  In excess of net investment income.........          -         (0.00)/(3)/      (0.01)        (0.01)        (0.01)
  Net realized gain..........................          -             -            (2.00)        (0.31)        (0.01)
  In excess of net realized gain.............          -             -            (0.32)        (0.08)        (0.00)/(3)/
  Return of capital..........................          -         (0.00)/(3)/      (0.04)        (0.01)        (0.08)
                                                 -------      --------         --------      --------       -------
     Total distributions.....................          -         (0.19)           (2.53)        (0.51)        (0.27)
                                                 -------      --------         --------      --------       -------
Net asset value, end of year.................    $ 12.07      $  15.19         $  20.46      $  21.17       $ 20.25
                                                 =======      ========         ========      ========       =======
Total return.................................     (20.54)%      (24.87)%          8.44 %        7.04 %       25.69 %
                                                 =======      ========         ========      ========       =======
Ratios/Supplemental data:
  Net assets, end of year (000s).............    $94,160      $118,525         $153,487      $101,645       $72,934
  Ratio of expenses to average net assets....      0.84 %        0.84 %           0.94 %        1.00 %        1.08 %
  Ratio of net investment income to average
   net assets................................      0.77 %        0.99 %           0.73 %        0.57 %        1.43 %
  Portfolio turnover rate/(2)/...............         9 %          20 %             56 %          14 %           1 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                            iShares MSCI Hong Kong Index Fund
                                         ------------------------------------------------------------------
                                          Year ended    Year ended    Year ended    Year ended    Year ended
                                         Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                         ------------- ------------- ------------- ------------- -------------
Net asset value, beginning of year......    $  8.93       $ 13.24       $ 11.83       $  6.41       $ 14.73
                                            -------       -------       -------       -------       -------
Income from investment operations:
  Net investment income/(1)/............       0.23          0.23          0.33          0.29          0.35
  Net realized and unrealized gain
   (loss)...............................      (1.11)        (4.30)         1.42          5.49         (8.27)
                                            -------       -------       -------       -------       -------
     Total from investment operations...      (0.88)        (4.07)         1.75          5.78         (7.92)
                                            -------       -------       -------       -------       -------
Less distributions from:
  Net investment income.................      (0.06)        (0.23)        (0.32)        (0.31)        (0.28)
  In excess of net investment income....          -             -             -         (0.05)        (0.00)/(3)/
  Return of capital.....................          -         (0.01)        (0.02)            -         (0.12)
                                            -------       -------       -------       -------       -------
     Total distributions................      (0.06)        (0.24)        (0.34)        (0.36)        (0.40)
                                            -------       -------       -------       -------       -------
Net asset value, end of year............    $  7.99       $  8.93       $ 13.24       $ 11.83       $  6.41
                                            =======       =======       =======       =======       =======
Total return............................      (9.94)%      (30.88)%      14.73 %       90.51 %       (54.22)%
                                            =======       =======       =======       =======       =======
Ratios/Supplemental data:
  Net assets, end of year (000s)........    $99,502       $52,946       $79,479       $77,200       $49,973
  Ratio of expenses to average net
   assets...............................      0.84 %        0.84 %        0.94 %        1.01 %        1.09 %
  Ratio of net investment income to
   average net assets...................      2.56 %        2.11 %        2.57 %        2.84 %        3.76 %
  Portfolio turnover rate/(2)/..........        15 %          43 %          21 %          43 %          22 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                     iShares MSCI Italy Index Fund
                                -----------------------------------------------------------------------
                                 Year ended    Year ended       Year ended    Year ended    Year ended
                                Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                ------------- -------------    ------------- ------------- -------------
Net asset value, beginning
  of year......................    $ 17.79       $ 22.23          $ 21.56       $ 22.89       $ 16.66
                                   -------       -------          -------       -------       -------
Income from
  investment operations:
 Net investment income/(1)/....       0.37          0.24             0.39          0.17          0.18
 Net realized and unrealized
   gain (loss).................      (3.01)        (4.37)            2.51          1.05          7.94
                                   -------       -------          -------       -------       -------
     Total from
       investment operations...      (2.64)        (4.13)            2.90          1.22          8.12
                                   -------       -------          -------       -------       -------
Less distributions from:
 Net investment income.........          -         (0.24)           (0.12)        (0.06)        (0.18)
 In excess of net
   investment income...........          -             -                -             -         (1.02)
 Net realized gain.............          -             -            (1.69)        (2.24)        (0.69)
 In excess of net
   realized gain...............          -         (0.07)           (0.11)            -             -
 Return of capital.............          -         (0.00)/(3)/      (0.31)        (0.25)            -
                                   -------       -------          -------       -------       -------
     Total distributions.......          -         (0.31)           (2.23)        (2.55)        (1.89)
                                   -------       -------          -------       -------       -------
Net asset value, end of year...    $ 15.15       $ 17.79          $ 22.23       $ 21.56       $ 22.89
                                   =======       =======          =======       =======       =======
Total return...................     (14.84)%      (18.61)%         13.35 %        5.14 %       47.66 %
                                   =======       =======          =======       =======       =======
Ratios/Supplemental data:
 Net assets, end of
   year (000s).................    $29,538       $34,682          $50,008       $58,224       $58,368
 Ratio of expenses to average
   net assets..................      0.84 %        0.84 %           0.99 %        1.03 %        1.02 %
 Ratio of net investment income
   to average net assets.......      2.34 %        1.16 %           1.61 %        0.70 %        0.76 %
 Portfolio turnover rate/(2)/..        10 %          20 %             40 %           8 %           8 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                            iShares MSCI Japan Index Fund
                                      -------------------------------------------------------------------
                                       Year ended    Year ended    Year ended     Year ended    Year ended
                                      Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000  Aug. 31, 1999 Aug. 31, 1998
                                      ------------- ------------- -------------  ------------- -------------
Net asset value, beginning of year...   $   9.07      $  13.82      $  13.22       $   8.39      $  12.61
                                        --------      --------      --------       --------      --------
Income from investment operations:
  Net investment loss/(1)/...........      (0.01)        (0.01)        (0.05)         (0.03)        (0.02)
  Net realized and unrealized gain
   (loss)............................      (1.29)        (4.74)         1.21           4.91         (4.19)
                                        --------      --------      --------       --------      --------
     Total
       from investment operations....      (1.30)        (4.75)         1.16           4.88         (4.21)
                                        --------      --------      --------       --------      --------
Less distributions from:
  In excess of net investment
   income............................          -             -         (0.00)(3)      (0.04)            -
  Net realized gain..................          -             -         (0.53)             -         (0.00)/(3)/
  Return of capital..................          -             -         (0.03)         (0.01)        (0.01)
                                        --------      --------      --------       --------      --------
     Total distributions.............          -             -         (0.56)         (0.05)        (0.01)
                                        --------      --------      --------       --------      --------
Net asset value, end of year.........   $   7.77      $   9.07      $  13.82       $  13.22      $   8.39
                                        ========      ========      ========       ========      ========
Total return.........................     (14.33)%      (34.37)%       8.75 %        58.14 %       (33.38)%
                                        ========      ========      ========       ========      ========
Ratios/Supplemental data:
  Net assets, end of year (000s).....   $666,376      $527,899      $787,790       $713,653      $201,485
  Ratio of expenses to average net
   assets............................      0.84 %        0.84 %        0.88 %         0.94 %        1.04 %
  Ratio of net investment loss to
   average net assets................      (0.12)%       (0.11)%       (0.32)%        (0.27)%       (0.21)%
  Portfolio turnover rate/(2)/.......         2 %          21 %          22 %            0 %           0 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                              iShares MSCI Malaysia Index Fund
                                         -------------------------------------------------------------------------
                                          Year ended    Year ended       Year ended       Year ended    Year ended
                                         Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000    Aug. 31, 1999 Aug. 31, 1998
                                         ------------- -------------    -------------    ------------- -------------
Net asset value, beginning of year......    $  5.11       $  5.96          $  5.59          $  2.11       $  8.23
                                            -------       -------          -------          -------       -------
Income from investment operations:
  Net investment income/(1)/............       0.08          0.06             0.05             0.01          0.06
  Net realized and unrealized gain
   (loss)...............................       0.52         (0.85)            0.37             3.67         (6.10)
                                            -------       -------          -------          -------       -------
     Total from investment operations...       0.60         (0.79)            0.42             3.68         (6.04)
                                            -------       -------          -------          -------       -------
Less distributions from:
  Net investment income.................      (0.03)        (0.06)           (0.05)           (0.01)        (0.05)
  In excess of net investment income....          -         (0.00)/(3)/      (0.00)/(3)/          -             -
  Return of capital.....................          -         (0.00)/(3)/      (0.00)/(3)/      (0.19)        (0.03)
                                            -------       -------          -------          -------       -------
     Total distributions................      (0.03)        (0.06)           (0.05)           (0.20)        (0.08)
                                            -------       -------          -------          -------       -------
Net asset value, end of year............    $  5.68       $  5.11          $  5.96          $  5.59       $  2.11
                                            =======       =======          =======          =======       =======
Total return............................     11.82 %       (13.22)%          7.57 %          185.81%       (73.57)%
                                            =======       =======          =======          =======       =======
Ratios/Supplemental data:
  Net assets, end of year (000s)........    $93,262       $80,877          $99,206          $95,251       $35,867
  Ratio of expenses to average net
   assets...............................      0.84 %        0.84 %           0.96 %           1.43 %        1.09 %
  Ratio of net investment income to
   average net assets...................      1.53 %        1.19 %           0.81 %           0.33 %        1.40 %
  Portfolio turnover rate/(2)/..........        37 %          37 %             18 %              7 %           2 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creations Units.

(3)Rounds to less than $0.01.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                                        iShares MSCI Mexico Index Fund
                                                   ----------------------------------------------------------------------
                                                    Year ended    Year ended    Year ended       Year ended    Year ended
                                                   Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000    Aug. 31, 1999 Aug. 31, 1998
                                                   ------------- ------------- -------------    ------------- -------------
Net asset value, beginning of year................    $ 15.35       $ 16.72       $ 13.39          $  8.11       $ 15.11
                                                      -------       -------       -------          -------       -------
Income from investment operations:
  Net investment income/(3)/......................       0.32          0.17          0.06             0.06          0.09
  Net realized and unrealized gain (loss).........      (1.95)        (1.36)         3.69             5.36         (6.71)
                                                      -------       -------       -------          -------       -------
     Total from investment operations.............      (1.63)        (1.19)         3.75             5.42         (6.62)
                                                      -------       -------       -------          -------       -------
Less distributions from:
  Net investment income...........................      (0.07)        (0.15)            -            (0.06)        (0.09)
  In excess of net investment income..............          -             -             -            (0.01)            -
  Net realized gain...............................          -         (0.03)        (0.42)               -         (0.29)
  In excess of net realized gain..................          -             -             -            (0.01)            -
  Return of capital...............................          -             -             -            (0.06)            -
                                                      -------       -------       -------          -------       -------
     Total distributions..........................      (0.07)        (0.18)        (0.42)           (0.14)        (0.38)
                                                      -------       -------       -------          -------       -------
Net asset value, end of year......................    $ 13.65       $ 15.35       $ 16.72          $ 13.39       $  8.11
                                                      =======       =======       =======          =======       =======
Total return......................................     (10.67)%       (7.02)%      28.20 %          66.92 %       (44.18)%
                                                      =======       =======       =======          =======       =======
Ratios/Supplemental data:
  Net assets, end of year (000s)..................    $70,994       $46,056       $40,127          $21,430       $ 7,296
  Ratio of expenses to average net assets.........      0.84 %        0.84 %         1.04%/(1)/       1.26%        1.34 %
  Ratio of net investment income to average net
   assets.........................................      2.05 %        1.12 %         0.35%/(2)/       0.52%        0.60 %
  Portfolio turnover rate/(4)/....................         8 %          34 %          24 %             18 %          14 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.04%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 0.35%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                   iShares MSCI Netherlands Index Fund
                                  --------------------------------------------------------------------
                                   Year ended    Year ended    Year ended    Year ended    Year ended
                                  Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                  ------------- ------------- ------------- ------------- -------------
Net asset value, beginning
  of year........................    $ 18.59       $ 23.53       $ 23.45       $ 23.50       $ 21.42
                                     -------       -------       -------       -------       -------
Income from
  investment operations:
 Net investment income/(1)/......       0.25          0.28          0.13          0.53          0.25
 Net realized and unrealized
   gain (loss)...................      (4.11)        (4.94)         0.18          1.60          3.53
                                     -------       -------       -------       -------       -------
     Total from
       investment operations.....      (3.86)        (4.66)         0.31          2.13          3.78
                                     -------       -------       -------       -------       -------
Less distributions from:
 Net investment income...........      (0.04)        (0.28)        (0.08)        (0.43)        (0.16)
 In excess of net
   investment income.............          -             -             -         (0.01)            -
 Net realized gain...............          -             -         (0.11)        (1.42)        (1.47)
 In excess of net
   realized gain.................          -             -             -         (0.24)            -
 Return of capital...............          -             -         (0.04)        (0.08)        (0.07)
                                     -------       -------       -------       -------       -------
     Total distributions.........      (0.04)        (0.28)        (0.23)        (2.18)        (1.70)
                                     -------       -------       -------       -------       -------
Net asset value, end of year.....    $ 14.69       $ 18.59       $ 23.53       $ 23.45       $ 23.50
                                     =======       =======       =======       =======       =======
Total return.....................     (20.79)%      (19.83)%       1.28 %        8.98 %       17.41 %
                                     =======       =======       =======       =======       =======
Ratios/Supplemental data:
 Net assets, end of
   year (000s)...................    $19,103       $24,184       $30,613       $31,685       $22,349
 Ratio of expenses to average net
   assets........................      0.84 %        0.84 %        1.03 %        1.07 %        1.12 %
 Ratio of net investment income
   to average
   net assets....................      1.48 %        1.34 %        0.53 %        2.20 %        1.00 %
 Portfolio turnover rate/(2)/....        15 %          35 %          22 %          32 %          16 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                           iShares MSCI Pacific
                                                           ex-Japan Index Fund
                                                           --------------------
                                                               Period from
                                                              Oct. 25, 2001
                                                                    to
                                                             Aug. 31, 2002(5)
                                                           --------------------
Net asset value, beginning of period......................       $  50.03
                                                                 --------
Income from investment operations:
 Net investment income/(1)/...............................           1.35
 Net realized and unrealized gain.........................           1.40
                                                                 --------
     Total from investment operations.....................           2.75
                                                                 --------
Less distributions from:
 Net investment income....................................          (0.27)
                                                                 --------
     Total distributions..................................          (0.27)
                                                                 --------
Net asset value, end of period............................       $  52.51
                                                                 ========
Total return/(3)/.........................................           5.51%
                                                                 ========
Ratios/Supplemental data:
 Net assets, end of period (000s).........................       $105,029
 Ratio of expenses to average net assets/(4)/.............           0.50%
 Ratio of net investment income to average net assets/(4)/           2.87%
 Portfolio turnover rate/(2)/.............................              5%

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Not annualized.

(4)Annualized for periods of less than one year.

(5)Commencement of operations.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                                iShares MSCI Singapore Index Fund
                                              -------------------------------------------------------------------
                                               Year ended    Year ended    Year ended    Year ended    Year ended
                                              Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                              ------------- ------------- ------------- ------------- -------------
Net asset value, beginning of year...........    $  5.34       $  7.58       $  7.93      $   3.30       $  8.66
                                                 -------       -------       -------      --------       -------
Income from investment operations:
  Net investment income/(1)/.................       0.07          0.07          0.13          0.05          0.07
  Net realized and unrealized gain (loss)....      (0.36)        (2.16)        (0.21)         4.70         (5.37)
                                                 -------       -------       -------      --------       -------
     Total from investment operations........      (0.29)        (2.09)        (0.08)         4.75         (5.30)
                                                 -------       -------       -------      --------       -------
Less distributions from:
  Net investment income......................      (0.04)        (0.07)        (0.11)        (0.05)        (0.04)
  In excess of net investment income.........          -             -             -         (0.06)        (0.01)
  Net realized gain..........................          -             -         (0.14)            -             -
  In excess of net realized gain.............          -         (0.06)            -             -             -
  Return of capital..........................          -         (0.02)        (0.02)        (0.01)        (0.01)
                                                 -------       -------       -------      --------       -------
     Total distributions.....................      (0.04)        (0.15)        (0.27)        (0.12)        (0.06)
                                                 -------       -------       -------      --------       -------
Net asset value, end of year.................    $  5.01       $  5.34       $  7.58      $   7.93       $  3.30
                                                 =======       =======       =======      ========       =======
Total return.................................      (5.42)%      (27.89)%       (1.29)%     144.52 %       (61.29)%
                                                 =======       =======       =======      ========       =======
Ratios/Supplemental data:
  Net assets, end of year (000s).............    $88,126       $73,704       $88,719      $113,438       $47,248
  Ratio of expenses to average net assets....      0.84 %        0.84 %        0.94 %        0.97 %        1.08 %
  Ratio of net investment income to average
   net assets................................      1.44 %        1.15 %        1.60 %        0.76 %        1.17 %
  Portfolio turnover rate/(2)/...............         9 %          32 %          52 %          25 %          67 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                             iShares MSCI South Korea Index Fund
                                      ------------------------------------------
                                                                       Period from
                                                                       May 9, 2000
                                       Year ended       Year ended          to
                                      Aug. 31, 2002    Aug. 31, 2001 Aug. 31, 2000(8)
                                      -------------    ------------- ----------------
Net asset value, beginning of
  period.............................    $ 13.25          $ 18.16        $ 20.36
                                         -------          -------        -------
Income from investment operations:
  Net investment income (loss)/(3)/..      (0.00)/(5)/       0.09          (0.04)
  Net realized and unrealized gain
   (loss)............................       7.92            (4.90)         (2.16)
                                         -------          -------        -------
     Total from investment
       operations....................       7.92            (4.81)         (2.20)
                                         -------          -------        -------
Less distributions from:
  Net investment income..............          -            (0.03)             -
  Return of capital..................          -            (0.07)             -
                                         -------          -------        -------
     Total distributions.............          -            (0.10)             -
                                         -------          -------        -------
Net asset value, end of period.......    $ 21.17          $ 13.25        $ 18.16
                                         =======          =======        =======
Total return.........................     59.77 %          (26.49)%       (10.81)%/(6)/
                                         =======          =======        =======
Ratios/Supplemental data:
  Net assets, end of period (000s)...    $96,336          $37,767        $13,622
  Ratio of expenses to average net
   assets/(7)/.......................      1.00 %           1.01 %          0.99%/(1)/
  Ratio of expenses to average net
   assets exclusive of foreign
   taxes on stock dividends/(7)/.....      0.99 %           0.99 %         0.99 %
  Ratio of net investment income
   (loss) to average net
   assets/(7)/.......................      (0.01)%          0.64 %         (0.63)%/(2)/
  Portfolio turnover rate/(4)/.......        25 %             39 %           55 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 1.38%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was (1.02)%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)Rounds to less than $0.01.

(6)Not annualized.

(7)Annualized for periods of less than one year.

(8)Commencement of operations.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                           iShares MSCI Spain Index Fund
                                      -----------------------------------------------------------------------
                                       Year ended    Year ended       Year ended    Year ended    Year ended
                                      Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                      ------------- -------------    ------------- ------------- -------------
Net asset value, beginning of year...    $ 21.33       $ 24.19          $ 25.59       $ 23.84       $ 18.49
                                         -------       -------          -------       -------       -------
Income from investment operations:
  Net investment income/(1)/.........       0.17          0.19             0.15          0.09          0.16
  Net realized and unrealized gain
   (loss)............................      (3.55)        (2.89)           (0.60)         3.14          5.94
                                         -------       -------          -------       -------       -------
     Total from investment
       operations....................      (3.38)        (2.70)           (0.45)         3.23          6.10
                                         -------       -------          -------       -------       -------
Less distributions from:
  Net investment income..............          -         (0.16)           (0.14)        (0.07)        (0.12)
  In excess of net investment
   income............................          -             -                -         (0.02)        (0.02)
  Net realized gain..................          -             -            (0.48)        (1.35)        (0.55)
  In excess of net realized gain.....          -             -            (0.32)            -             -
  Return of capital..................          -         (0.00)/(3)/      (0.01)        (0.04)        (0.06)
                                         -------       -------          -------       -------       -------
     Total distributions.............          -         (0.16)           (0.95)        (1.48)        (0.75)
                                         -------       -------          -------       -------       -------
Net asset value, end of year.........    $ 17.95       $ 21.33          $ 24.19       $ 25.59       $ 23.84
                                         =======       =======          =======       =======       =======
Total return.........................     (15.85)%      (11.17)%          (1.81)%      13.39 %       32.58 %
                                         =======       =======          =======       =======       =======
Ratios/Supplemental data:
  Net assets, end of year (000s).....    $18,850       $27,198          $39,913       $36,469       $25,029
  Ratio of expenses to
   averages net assets...............      0.84 %        0.84 %           0.99 %        1.04 %        1.11 %
  Ratio of net investment income
   to average net assets.............      0.85 %        0.82 %           0.57 %        0.31 %        0.61 %
  Portfolio turnover rate/(2)/.......        14 %          26 %             39 %          17 %           9 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                              iShares MSCI Sweden Index Fund
                                         -----------------------------------------------------------------------
                                          Year ended    Year ended       Year ended    Year ended    Year ended
                                         Aug. 31, 2002 Aug. 31, 2001    Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                         ------------- -------------    ------------- ------------- -------------
Net asset value, beginning of year......    $ 12.88       $ 24.38          $ 22.26       $ 18.39       $ 18.32
                                            -------       -------          -------       -------       -------
Income from investment operations:
  Net investment income/(1)/............       0.12          0.07             0.14          0.10          0.10
  Net realized and unrealized gain
   (loss)...............................      (3.12)       (11.52)            8.38          4.52          0.95
                                            -------       -------          -------       -------       -------
     Total from investment operations...      (3.00)       (11.45)            8.52          4.62          1.05
                                            -------       -------          -------       -------       -------
Less distributions from:
  Net investment income.................          -         (0.05)           (0.12)        (0.09)        (0.08)
  In excess of net investment income....          -             -            (0.02)        (0.01)        (0.01)
  Net realized gain.....................          -             -            (6.09)        (0.62)        (0.86)
  In excess of net realized gain........          -             -            (0.13)        (0.01)        (0.01)
  Return of capital.....................          -         (0.00)/(3)/      (0.04)        (0.02)        (0.02)
                                            -------       -------          -------       -------       -------
     Total distributions................          -         (0.05)           (6.40)        (0.75)        (0.98)
                                            -------       -------          -------       -------       -------
Net asset value, end of year............    $  9.88       $ 12.88          $ 24.38       $ 22.26       $ 18.39
                                            =======       =======          =======       =======       =======
Total return............................     (23.29)%      (46.99)%         39.15 %       25.09 %        5.48 %
                                            =======       =======          =======       =======       =======
Ratios/Supplemental data:
  Net assets, end of year (000s)........    $ 8,154       $10,630          $23,774       $20,034       $13,791
  Ratio of expenses to average net
   assets...............................      0.84 %        0.84 %           1.03 %        1.13 %        1.17 %
  Ratio of net investment income to
   average net assets...................      0.98 %        0.40 %           0.46 %        0.49 %        0.48 %
  Portfolio turnover rate/(2)/..........        31 %          43 %             90 %          33 %          11 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                  iShares MSCI Switzerland Index Fund
                                ------------------------------------------------------------------
                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                ------------- ------------- ------------- ------------- -------------
Net asset value, beginning
  of year......................    $ 12.95       $ 15.54       $ 15.39       $ 15.55       $ 13.79
                                   -------       -------       -------       -------       -------
Income from
  investment operations:
 Net investment
   income (loss)/(1)/..........       0.03          0.04          0.04          0.04         (0.00)/(3)/
 Net realized and unrealized
   gain (loss).................      (1.38)        (2.54)         0.27          0.19          3.01
                                   -------       -------       -------       -------       -------
     Total from
       investment operations...      (1.35)        (2.50)         0.31          0.23          3.01
                                   -------       -------       -------       -------       -------
Less distributions from:
 Net investment income.........      (0.01)        (0.04)        (0.03)        (0.03)            -
 In excess of net
   investment income...........          -         (0.01)        (0.01)        (0.04)        (0.01)
 Net realized gain.............          -             -         (0.11)        (0.17)        (1.21)
 In excess of net realized gain          -         (0.04)            -         (0.14)            -
 Return of capital.............          -             -         (0.01)        (0.01)        (0.03)
                                   -------       -------       -------       -------       -------
     Total distributions.......      (0.01)        (0.09)        (0.16)        (0.39)        (1.25)
                                   -------       -------       -------       -------       -------
Net asset value, end of year...    $ 11.59       $ 12.95       $ 15.54       $ 15.39       $ 15.55
                                   =======       =======       =======       =======       =======
Total return...................     (10.47)%      (16.08)%       1.96 %        1.47 %       21.24 %
                                   =======       =======       =======       =======       =======
Ratios/Supplemental data:
 Net assets, end of year (000s)    $31,883       $32,384       $44,685       $38,499       $29,163
 Ratio of expenses to average
   net assets..................      0.84 %        0.84 %        1.01 %        1.09 %        1.15 %
 Ratio of net investment income
   (loss) to average net assets      0.20 %        0.29 %        0.23 %        0.24 %        (0.03)%
 Portfolio turnover rate/(2)/..        12 %          34 %          35 %          35 %          43 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)Rounds to less than $0.01.


Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

                                                                    iShares MSCI Taiwan Index Fund
                                                            ---------------------------------------
                                                                                          Period from
                                                                                        Jun. 20, 2000(7)
                                                             Year ended    Year ended          to
                                                            Aug. 31, 2002 Aug. 31, 2001  Aug. 31, 2000
                                                            ------------- ------------- ----------------
Net asset value, beginning of period.......................   $   9.01      $  16.41        $ 19.59
                                                              --------      --------        -------
Income from investment operations:
   Net investment loss/(3)/................................      (0.03)        (0.03)         (0.01)
   Net realized and unrealized gain (loss).................      (0.16)        (7.37)          2.31
                                                              --------      --------        -------
     Total from investment operations......................      (0.19)        (7.40)         (2.32)
                                                              --------      --------        -------
Less distributions from:
   Net investment income...................................          -             -          (0.32)
   In excess of net realized gains.........................          -             -          (0.10)
   Return of capital.......................................          -             -          (0.44)
                                                              --------      --------        -------
     Total distributions...................................          -             -          (0.86)
                                                              --------      --------        -------
Net asset value, end of period.............................   $   8.82      $   9.01        $ 16.41
                                                              ========      ========        =======
Total return...............................................      (2.11)%      (45.09)%       (12.10)%/(5)/
Ratios/Supplemental data:
   Net assets, end of period (000s)........................   $142,043      $110,786        $42,667
   Ratio of expenses to average net assets/(6)/............      1.33 %        1.60 %          1.56%/(1)/
   Ratio of expenses to average net assets exclusive of
     foreign taxes on stock dividends/(6)/.................      0.99 %        0.99 %         0.99 %
   Ratio of net investment loss to average net assets/(6)/.      (0.28)%       (0.23)%        (0.28)%/(2)/
   Portfolio turnover rate/(4)/............................        11 %          30 %           52 %

--------
(1)Ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was 2.16%.

(2)Ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the year ended August 31, 2000 was (0.89)%.

(3)Based on average shares outstanding throughout the period.

(4)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(5)Not annualized.

(6)Annualized for periods of less than one year.

(7)Commencement of operations.


                                                                      i  Shares

Financial Highlights
(For a share outstanding throughout each period)

                                                   iShares MSCI United Kingdom Index Fund
                                    --------------------------------------------------------------------
                                     Year ended    Year ended    Year ended    Year ended    Year ended
                                    Aug. 31, 2002 Aug. 31, 2001 Aug. 31, 2000 Aug. 31, 1999 Aug. 31, 1998
                                    ------------- ------------- ------------- ------------- -------------
Net asset value, beginning
  of year..........................   $  15.11      $  18.35      $  20.25      $  18.48       $ 16.50
                                      --------      --------      --------      --------       -------
Income from
  investment operations:
   Net investment income/(1)/......       0.48          0.26          0.27          0.44          0.37
   Net realized and unrealized
     gain (loss)...................      (2.60)        (3.23)        (0.85)         2.40          2.12
                                      --------      --------      --------      --------       -------
     Total from
       investment operations.......      (2.12)        (2.97)        (0.58)         2.84          2.49
                                      --------      --------      --------      --------       -------
Less distributions from:
   Net investment income...........      (0.22)        (0.25)        (0.23)        (0.36)        (0.29)
   In excess of net
     investment income.............          -             -         (0.02)        (0.01)        (0.04)
   Net realized gain...............          -             -         (0.84)        (0.60)        (0.11)
   In excess of net realized gains.          -         (0.02)        (0.19)        (0.02)            -
   Return of capital...............          -             -         (0.04)        (0.08)        (0.07)
                                      --------      --------      --------      --------       -------
     Total distributions...........      (0.22)        (0.27)        (1.32)        (1.07)        (0.51)
                                      --------      --------      --------      --------       -------
Net asset value, end of year.......   $  12.77      $  15.11      $  18.35      $  20.25       $ 18.48
                                      ========      ========      ========      ========       =======
Total return.......................     (14.19)%      (16.20)%       (3.00)%      15.33 %       14.98 %
                                      ========      ========      ========      ========       =======
Ratios/Supplemental data:
   Net assets, end of year (000s)..   $120,067      $117,883      $146,803      $113,402       $62,846
   Ratio of expenses to average
     net assets....................      0.84 %        0.84 %        0.94 %        0.97 %        1.03 %
   Ratio of net investment income
     to average net assets.........      3.39 %        1.57 %        1.39 %        2.16 %        1.90 %
   Portfolio turnover rate/(2)/....        14 %          30 %          33 %          13 %           3 %

--------
(1)Based on average shares outstanding throughout the period.

(2)Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


Financial Highlights

Index Provider

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Singapore, Sydney, Frankfurt, Milan, Paris, Princeton and San Francisco. Morgan Stanley Dean Witter & Co., a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder.

BGI has entered into a license agreement with MSCI to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares, Inc. at no charge.


                                                                      i  Shares

Disclaimers

iShares, Inc. is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in funds generally or in these Funds particularly or the ability of the MSCI Indices to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indices which are determined, composed and calculated by MSCI without regard to the Funds. MSCI has no obligation to take the needs of the Funds or the owners of iShares into consideration in determining, composing or calculating the MSCI Indices. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in the determination or calculation of the equation by which these Funds is redeemable for cash. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices has any obligation or liability to owners of these Funds in connection with the administration, marketing or trading of iShares.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices guarantees the accuracy and or the completeness of the indexes or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the Funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices shall have any liability for any errors, omissions or interruptions of or in connection with the indexes or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of iShares, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. The Underlying Index identified herein are determined, composed and calculated by MSCI without regard to the iShares of the Funds. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Funds.


Disclaimers

The AMEX does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by iShares, Inc. on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indices or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                                                                      i  Shares

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


Disclaimers
iShares, Inc.
Supplemental Information

I. Premium/Discount Information (Unaudited)

The charts on the following pages present information about the differences between the daily market price on secondary markets for shares of each Fund and that Fund's net asset value. Net asset value, or "NAV," is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00pm Eastern time) every day the American Stock Exchange is open. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Listing Exchange, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The trading price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from January 1, 2001 through September 30, 2002, except for the iShares MSCI Pacific ex-Japan Index Fund, which covers the period from January 1, 2002 through September 30, 2002. The specific periods covered for each Fund are disclosed in the chart for such Fund. Premium/discount charts for the iShares MSCI Emerging Markets Index Fund and the iShares MSCI South Africa Index Fund are not presented as the Funds had not commenced operations as of September 30, 2002.

The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.


                                                                      i  Shares

                                    [CHART]



                                    [CHART]




iShares, Inc. Supplemental Information

                                    [CHART]



                                    [CHART]




                                                                      i  Shares

                                    [CHART]



                                    [CHART]




iShares, Inc. Supplemental Information

                                    [CHART]



                                    [CHART]




                                                                      i  Shares

                                    [CHART]



                                    [CHART]




iShares, Inc. Supplemental Information

                                    [CHART]



                                    [CHART]




                                                                      i  Shares

                                    [CHART]



                                    [CHART]




iShares, Inc. Supplemental Information

                                    [CHART]



                                         [CHART]




                                                                      i  Shares

                                    [CHART]



                                    [CHART]




iShares, Inc. Supplemental Information

                                    [CHART]



                                    [CHART]




                                                                      i  Shares

                                    [CHART]



                                         [CHART]




iShares, Inc. Supplemental Information

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


                                                                      i  Shares

II. Total Return Information (Unaudited)

The tables on the following pages present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended August 31, 2002. Total return information for the iShares Emerging Markets Index Fund and the iShares MSCI South Africa Index Fund are not presented as the Funds were not in operation as of the fiscal year end.

Total returns represent the change in value of each Fund during the periods noted in each table. Market return is based on the market price per share of each Fund, and NAV return is based on the NAV per share of each Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares, the net asset value of the Fund is used as a proxy for secondary market trading price to calculate market returns. For a discussion of some of the reasons why NAV per share and market price per share may differ, see "Supplemental Information--Premium/Discount Information" herein. The Market and NAV returns do not include brokers' commissions. If brokerage commissions were included, market returns would be lower. A Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Underlying Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the indices do not actually hold a portfolio of securities and therefore do not incur the management fees or other expenses incurred by each Fund. These fees and expenses negatively impact the performance of each Fund.

                                                                 Average Annual Total Returns
                                         ---------------------------------------------------------------------------
                                             Year Ended 8/31/02      5 Years Ended 8/31/02    Inception to 8/31/02*
                                         ------------------------   ---------------------   ------------------------
iShares MSCI
Index Fund                                 NAV     Market   Index     NAV   Market   Index    NAV     Market   Index
------------                             ------   ------   ------   -----   ------  -----   ------   ------   ------
Australia...............................   1.74%    0.86%    1.57%   0.04%   0.07%   0.74%    1.57%    1.56%    2.02%
Austria.................................   0.12%   (1.46)%   2.32%  (3.08)% (3.26)% (1.87)%  (2.74)%  (2.95)%  (1.57)%
Belgium................................. (11.10)% (11.54)% (18.29)% (1.10)% (1.14)% (0.33)%  (1.28)%  (1.15)%  (2.12)%
Canada.................................. (11.23)% (10.94)% (10.63)%  1.11%   1.29%   1.54%   (5.57)%  (5.76)%  (6.27)%
France.................................. (20.53)% (21.12)% (20.28)%  3.47%   3.43%   3.81%    5.92%    5.85%    6.13%
Germany................................. (20.54)% (20.49)% (20.40)% (2.72)% (2.69)% (2.45)%   1.36%    1.36%    1.87%
Hong Kong...............................  (9.94)% (11.66)%  (9.25)% (9.03)% (9.23)% (6.89)%  (4.20)%  (4.37)%  (1.91)%
Italy................................... (14.84)% (15.29)% (15.13)%  4.05%   4.24%   3.85%    7.18%    7.12%    7.03%
Japan................................... (14.33)% (14.14)% (13.71)% (8.42)% (8.21)% (7.51)%  (8.84)%  (8.72)%  (8.04)%
Malaysia................................  11.82%   14.84%   12.88%  (4.62)% (4.73)% (3.45)% (10.38)% (10.56)%  (9.21)%
Mexico.................................. (10.67)% (10.22)%  (8.78)% (0.16)%  0.07%   2.52%    7.05%    7.12%    9.96%
Netherlands............................. (20.79)% (21.04)% (20.59)% (3.82)% (3.94)% (2.43)%   2.48%    2.41%    4.08%
Singapore...............................  (5.42)%  (3.96)%  (4.92)% (8.62)% (8.43)% (7.07)% (11.46)% (11.36)% (10.66)%
Spain................................... (15.85)% (16.16)% (17.09)%  1.99%   1.91%   1.89%    8.19%    8.13%    8.41%
Sweden.................................. (23.29)% (23.05)% (24.58)% (5.68)% (5.68)% (3.77)%   1.60%    1.58%    3.18%
Switzerland............................. (10.47)% (10.60)%  (7.83)% (1.18)% (1.24)%  1.08%    1.88%    1.88%    3.70%
United Kingdom.......................... (14.19)% (14.34)% (13.71)% (1.55)% (1.45)% (1.08)%   4.53%    4.52%    5.11%

--------
* Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). The first day of secondary market trading for the Fund was 3/18/96.


iShares, Inc. Supplemental Information

                                           Cumulative Total Returns
               ------------------------------------------------------------------------------
                   Year Ended 8/31/02       5 Years Ended 8/31/02      Inception to 8/31/02*
               ------------------------   ------------------------   ------------------------
iShares MSCI
Index Fund       NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Australia.....   1.74%    0.86%    1.57%    0.21%    0.33%    3.74%   10.59%   10.53%   13.85%
Austria.......   0.12%   (1.46)%   2.32%  (14.46)% (15.30)%  (9.04)% (16.48)% (17.63)%  (9.75)%
Belgium....... (11.10)% (11.54)% (18.29)%  (5.36)%  (5.58)%  (1.63)%   8.58%    7.71%   14.53%
Canada........ (11.23)% (10.94)% (10.63)%   5.65%    6.63%    7.95%   42.05%   43.79%   48.24%
France........ (20.53)% (21.12)% (20.28)%  18.62%   18.39%   20.63%   45.16%   44.54%   46.98%
Germany....... (20.54)% (20.49)% (20.40)% (12.90)% (12.76)% (11.69)%   9.16%    9.11%   12.76%
Hong Kong.....  (9.94)% (11.66)%  (9.25)% (37.71)% (38.40)% (30.08)% (24.26)% (25.15)% (11.73)%
Italy......... (14.84)% (15.29)% (15.13)%  21.98%   23.07%   20.81%   56.68%   56.19%   55.27%
Japan......... (14.33)% (14.14)% (13.71)% (35.58)% (34.84)% (32.38)% (45.06)% (44.65)% (41.89)%
Malaysia......  11.82%   14.84%   12.88%  (21.06)% (21.53)% (16.14)% (50.83)% (51.48)% (46.51)%
Mexico........ (10.67)% (10.22)%  (8.78)%  (0.79)%   0.36%   13.27%   55.51%   56.15%   84.93%
Netherlands... (20.79)% (21.04)% (20.59)% (17.70)% (18.20)% (11.60)%  17.17%   16.71%   29.60%
Singapore.....  (5.42)%  (3.96)%  (4.92)% (36.28)% (35.65)% (30.76)% (54.52)% (54.23)% (51.82)%
Spain......... (15.85)% (16.16)% (17.09)%  10.34%    9.92%    9.86%   66.51%   65.90%   68.72%
Sweden........ (23.29)% (23.05)% (24.58)% (25.34)% (25.35)% (17.50)%  10.85%   10.73%   22.47%
Switzerland... (10.47)% (10.60)%  (7.83)%  (5.75)%  (6.06)%   5.52%   12.84%   12.82%   26.54%
United Kingdom (14.19)% (14.34)% (13.71)%  (7.51)%  (7.04)%  (5.27)%  33.23%   33.14%   38.08%

--------
* Total returns for the period since inception are calculated from the inception date of the Fund (3/12/96). The first day of secondary market trading for the Fund was 3/18/96.

                           Average Annual Total Returns               Cumulative Total Returns
               ---------------------------------------------------   ------------------------
                   Year Ended 8/31/02        Inception to 8/31/02       Inception to 8/31/02
               ------------------------   ------------------------   ------------------------
iShares MSCI
Index Fund       NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Brazil*....... (25.89)% (26.82)% (23.62)% (31.65)% (32.33)% (29.25)% (55.79)% (56.73)% (52.31)%
EMU**......... (18.89)% (19.64)% (18.73)% (23.02)% (23.17)% (22.85)% (42.34)% (42.58)% (42.00)%
South Korea***  59.77%   56.48%   61.67%    2.03%    1.21%    0.49%    4.77%    2.83%    1.13%
Taiwan****....  (2.11)%  (7.82)%  (0.91)% (28.88)% (31.02)% (28.24)% (52.76)% (55.83)% (51.65)%

--------
   * Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). The first day of secondary market trading for the Fund was 7/14/00.
  ** Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). The first day of secondary market trading for the Fund was 7/31/00.
 *** Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). The first day of secondary market trading for the Fund was 5/12/00.
**** Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). The first day of secondary market trading for the Fund was 6/23/00.

                                       Cumulative Total Returns
                                       -----------------------
                                       Inception to 8/31/02*
                                       -----------------------
                      iShares MSCI
                      Index Fund        NAV    Market   Index
                      ------------      ----   ------   -----
                      Pacific Ex-Japan 5.51%    7.03%   5.67%

--------
* Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). The first day of secondary market trading for the Fund was 10/26/01.




                                                                      i  Shares

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on iShares, Inc. and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semiannual or annual report free of charge, please:

                    Call: 1-800-iShares
                          Monday through Friday
                          8:00 am to 8:00 pm (Eastern time)

                  Write: iShares, Inc.
                         c/o SEI Investments Distribution Co.
                         1 Freedom Valley Drive
                         Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09102


iShares, Inc. Supplemental Information
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares, BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust Co. serves as administrator, custodian and transfer agent.

iShares are not sponsored, endorsed, sold, or promoted by Morgan Stanley Capital International, Inc., nor does this company make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

The information provided in the wrapper is not part of the prospectus.








 iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

                1 800 iShares (1 800 474 2737)   www.iShares.com



                                                                 BGI-F-002-04003